UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  DECEMBER 31, 2004

Item 1.  Reports to Stockholders

	   The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "LIFE SERIES FUND" in a rectangular blue box across the top of the page.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE

ANNUAL REPORT
December 31, 2004

Portfolio Manager's Letter
FIRST INVESTORS LIFE BLUE CHIP FUND


Dear Investor:

This is the annual report for the First Investors Life Blue Chip Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 7.4%, including dividends of 12 cents per share.

An improved economic environment and a better outlook for corporate earnings drove the Fund's positive return for the year. The Fund's relative underperformance compared to the performance of the S&P 500 Index was mostly due to its focus on the "mega-cap" sector (those companies with market capitalizations in excess of $25 billion). At year-end, the mega-cap sector accounted for about 75% of the Fund's portfolio, as compared to the S&P 500's 65% allocation to this sector. The mega-cap sector, as measured by the S&P 100 (an index of the 100 largest companies in the S&P 500), was up 4.4% on a simple price basis, substantially underperforming the leading large-cap benchmarks.

The Fund's performance relative to the S&P 500 Index was also hurt by its over weight position in the semiconductor sector. In addition, a number of the Fund's pharmaceutical company holdings performed poorly. Accounting issues impacted several of the Fund's holdings, including Cardinal Health, Marsh & McLennan and American International Group.

The Fund's performance was helped by holdings in a number of sectors, most notably the energy sector, which benefited from a run-up in oil and gas prices. Several of the Fund's holdings in the basic materials sector performed well, such as A.K. Steel and Dow Chemical, thanks to demand for materials needed for infrastructure.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ DENNIS T. FITZPATRICK

Dennis T. Fitzpatrick
Portfolio Manager

January 31, 2005

Understanding Your Fund's Expenses
FIRST INVESTORS LIFE SERIES FUND

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs,and (2) ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested in each Fund at the beginning of the period, July 1, 2004, and held for the entire six-month period ended December 31, 2004. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expense you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

Hypothetical Expenses Example:

These amounts in the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS LIFE BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)      (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,063.22        $4.25
Hypothetical (5% return before expenses)         $1,000.00      $1,021.02        $4.17
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                                 19.5%
Information Technology                     17.7%
Health Care                                13.8%
Consumer Discretionary                     12.9%
Industrials                                12.7%
Consumer Staples                            9.2%
Energy                                      7.2%
Materials                                   2.3%
Telecommunications                          2.2%
Utilities                                   2.0%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE BLUE CHIP FUND


Comparison of change in value of $10,000 investment in the First Investors Life Blue Chip Fund and the Standard & Poor's 500 Index.

First Investors Life Series Blue Chip Fund
Graph Plot Points
As of December 31, 2004


                                        Blue Chip           S&P 500
                                             Fund             Index

Dec-94                                    $10,000           $10,000
Dec-95                                     13,400            13,758
Dec-96                                     16,283            16,917
Dec-97                                     20,633            22,561
Dec-98                                     24,482            29,009
Dec-99                                     30,682            35,113
Dec-00                                     28,916            31,916
Dec-01                                     23,342            28,123
Dec-02                                     17,320            21,907
Dec-03                                     21,857            28,191
Dec-04                                     23,469            31,258

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                           7.37%
Five Years                        (5.22%)
Ten Years                          8.91%


  The graph compares a $10,000 investment in the First Investors Life Blue Chip Fund beginning 12/31/94 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.6%
              Consumer Discretionary--12.8%
     6,600    Brunswick Corporation                                                               $326,700         $18
    13,200    Carnival Corporation                                                                 760,716          42
    25,914  * Comcast Corporation - Class "A"                                                      862,418          48
    18,100  * Comcast Corporation - Special Class "A"                                              594,404          33
    18,500    Eastman Kodak Company                                                                596,625          33
    10,000  * eBay, Inc.                                                                         1,162,800          64
    35,800    Gap, Inc.                                                                            756,096          42
    58,000    Hilton Hotels Corporation                                                          1,318,920          73
    56,900    Home Depot, Inc.                                                                   2,431,906         134
    27,100    International Game Technology                                                        931,698          52
    26,900  * Kohl's Corporation                                                                 1,322,673          73
    16,300    Lowe's Companies, Inc.                                                               938,717          52
    38,900    McDonald's Corporation                                                             1,247,134          69
    46,100    News Corporation, Inc. - Class "A"                                                   860,226          48
    15,800    NIKE, Inc. - Class "B"                                                             1,432,902          79
    83,900  * Office Depot, Inc.                                                                 1,456,504          81
    28,000    Target Corporation                                                                 1,454,040          80
    89,700  * Time Warner, Inc.                                                                  1,743,768          96
    42,200    Viacom, Inc. - Class "B"                                                           1,535,658          85
    48,300    Walt Disney Company                                                                1,342,740          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,076,645       1,276
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.1%
    31,400    Altria Group, Inc.                                                                 1,918,540         106
    49,600    Coca-Cola Company                                                                  2,064,848         114
    13,200    Costco Wholesale Corporation                                                         639,012          35
    14,600    CVS Corporation                                                                      658,022          36
    39,500    General Mills, Inc.                                                                1,963,545         109
    22,500    Kimberly-Clark Corporation                                                         1,480,725          82
    36,800    PepsiCo, Inc.                                                                      1,920,960         106
    43,900    Procter & Gamble Company                                                           2,418,012         134
    23,500    Walgreen Company                                                                     901,695          50
    48,600    Wal-Mart Stores, Inc.                                                              2,567,052         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,532,411         914
----------------------------------------------------------------------------------------------------------------------
              Energy--7.1%
    63,300    Chesapeake Energy Corporation                                                      1,044,450          58
    52,800    ChevronTexaco Corporation                                                          2,772,528         153
     5,200    Devon Energy Corporation                                                             202,384          11
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    17,300    EnCana Corporation                                                                  $987,138         $54
    71,900    ExxonMobil Corporation                                                             3,685,594         204
    53,800  * Grant Prideco, Inc.                                                                1,078,690          60
    10,600  * Lone Star Technologies, Inc.                                                         354,676          20
    13,700    Schlumberger, Ltd.                                                                   917,215          51
    23,800  * Transocean, Inc.                                                                   1,008,882          56
    18,100    Valero Energy Corporation                                                            821,740          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,873,297         712
----------------------------------------------------------------------------------------------------------------------
              Financials--19.3%
    21,100    ACE, Ltd.                                                                            902,025          50
    21,000    Allstate Corporation                                                               1,086,120          60
    32,700    American Express Company                                                           1,843,299         102
    44,700    American International Group, Inc.                                                 2,935,449         162
    63,914    Bank of America Corporation                                                        3,003,319         166
    53,900    Bank of New York Company, Inc.                                                     1,801,338         100
       250  * Berkshire Hathaway, Inc. - Class "B"                                                 734,000          41
     5,200    Capital One Financial Corporation                                                    437,892          24
    17,400    Chubb Corporation                                                                  1,338,060          74
    84,300    Citigroup, Inc.                                                                    4,061,574         224
    17,000    Compass Bancshares, Inc.                                                             827,390          46
    17,400    Fannie Mae                                                                         1,239,054          68
    13,200    Freddie Mac                                                                          972,840          54
    12,700    Goldman Sachs Group, Inc.                                                          1,321,308          73
    58,832    JPMorgan Chase & Company                                                           2,295,036         127
    11,900    Marsh & McLennan Companies, Inc.                                                     391,510          22
    23,700    Merrill Lynch & Company, Inc.                                                      1,416,549          78
     5,800    MetLife, Inc.                                                                        234,958          13
    24,800    Morgan Stanley                                                                     1,376,896          76
    56,400    New York Community Bancorp, Inc.                                                   1,160,148          64
    56,600    UnumProvident Corporation                                                          1,015,404          56
    25,200    Washington Mutual, Inc.                                                            1,065,456          59
    44,900    Wells Fargo & Company                                                              2,790,535         154
    17,000    Willis Group Holdings, Ltd.                                                          699,890          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,950,050       1,932
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.7%
    32,100    Abbott Laboratories                                                               $1,497,465         $83
    37,200  * Amgen, Inc.                                                                        2,386,380         132
    39,500  * Boston Scientific Corporation                                                      1,404,225          78
    58,000    Bristol-Myers Squibb Company                                                       1,485,960          82
    17,100    Cooper Companies, Inc.                                                             1,207,089          67
    25,000    Coventry Health Care, Inc.                                                         1,327,000          73
     7,400    Eli Lilly & Company                                                                  419,950          23
     7,800    Guidant Corporation                                                                  562,380          31
    56,300    Johnson & Johnson                                                                  3,570,546         197
    34,000    Medtronic, Inc.                                                                    1,688,780          93
    50,800  * Novartis AG                                                                        2,567,432         142
   126,540    Pfizer, Inc.                                                                       3,402,661         188
    14,500    Teva Pharmaceutical Industries, Ltd. (ADR)                                           432,970          24
    22,500    UnitedHealth Group, Inc.                                                           1,980,675         110
    19,400  * Varian Medical Systems, Inc.                                                         838,856          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,772,369       1,369
----------------------------------------------------------------------------------------------------------------------
              Industrials--12.6%
    14,800    3M Company                                                                         1,214,636          67
     7,900    Boeing Company                                                                       408,983          22
    13,100    Caterpillar, Inc.                                                                  1,277,381          71
    46,400    Cendant Corporation                                                                1,084,832          60
    21,100    Cintas Corporation                                                                   925,446          51
    10,500    Cummins, Inc.                                                                        879,795          49
    18,400    Deere & Company                                                                    1,368,960          76
    13,600    Emerson Electric Company                                                             953,360          53
   150,800    General Electric Company                                                           5,504,200         304
    19,700    Honeywell International, Inc.                                                        697,577          38
    13,900    ITT Industries, Inc.                                                               1,173,855          65
    16,200    Lockheed Martin Corporation                                                          899,910          50
    38,200    Masco Corporation                                                                  1,395,446          77
    10,000    Northrop Grumman Corporation                                                         543,600          30
    52,500    Tyco International, Ltd.                                                           1,876,350         104
    10,900    United Parcel Service, Inc. - Class "B"                                              931,514          51
    16,600    United Technologies Corporation                                                    1,715,610          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,851,455       1,263
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.6%
    59,600  * Amdocs, Ltd.                                                                      $1,564,500         $86
     4,100  * Apple Computer, Inc.                                                                 264,040          15
    46,100  * ASML Holding NV - NY Shares                                                          733,451          40
    93,700  * Cisco Systems, Inc.                                                                1,808,410         100
        53    Computer Associates International, Inc.                                                1,646          --
    46,100  * Corning, Inc.                                                                        542,597          30
    47,800  * Dell, Inc.                                                                         2,014,292         111
   129,700  * EMC Corporation                                                                    1,928,639         107
    29,000    First Data Corporation                                                             1,233,660          68
   108,000    Intel Corporation                                                                  2,526,120         140
    26,100    International Business Machines Corporation                                        2,572,938         142
   276,800  * Lucent Technologies, Inc.                                                          1,040,768          58
    37,000  * Marvell Technology Group, Ltd.                                                     1,312,390          73
   178,000    Microsoft Corporation                                                              4,754,380         263
    63,400    Motorola, Inc.                                                                     1,090,480          60
    56,800    National Semiconductor Corporation                                                 1,019,560          56
    82,300    Nokia Corporation - Class "A" (ADR)                                                1,289,641          71
    33,000  * SanDisk Corporation                                                                  824,010          46
   159,400  * Sonus Networks, Inc.                                                                 913,362          50
    45,100  * Sybase, Inc.                                                                         899,745          50
    49,900    Texas Instruments, Inc.                                                            1,228,538          68
    61,500  * Veritas Software Corporation                                                       1,755,825          97
    27,600  * Xerox Corporation                                                                    469,476          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,788,468       1,757
----------------------------------------------------------------------------------------------------------------------
              Materials--2.3%
    35,900  * AK Steel Holding Corporation                                                         519,473          29
    17,100    Alcoa, Inc.                                                                          537,282          30
    10,000    Cameco Corporation                                                                 1,048,600          58
    15,700    Cemex SA de CV (ADR)                                                                 571,637          31
    18,600    Dow Chemical Company                                                                 920,886          51
    10,600    Newmont Mining Corporation                                                           470,746          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,068,624         225
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.2%
    45,900  * Nextel Communications, Inc. - Class "A"                                            1,377,000          76
    45,200    SBC Communications, Inc.                                                           1,164,804          64
    37,000    Verizon Communications, Inc.                                                       1,498,870          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,040,674         223
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
   Shares,                                                                                                      Amount
  Warrants                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.9%
    61,300    Duke Energy Corporation                                                           $1,552,729         $86
    39,200    ONEOK, Inc.                                                                        1,114,064          61
    13,200    TXU Corporation                                                                      852,192          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,518,985         194
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $135,003,945)                                               178,472,978       9,865
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Information Technology
     7,463  * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                               11,791           1
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--.6%
    $1,000M   Fannie Mae, 2.24%, 1/10/05 (cost $999,440)                                           999,440          55
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $136,003,385)                                        99.2%    179,484,209       9,921
Other Assets, Less Liabilities                                                          .8       1,426,974          79
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $180,911,183     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE CASH MANAGEMENT FUND


Dear Investor:

This is the annual report for the First Investors Life Cash Management Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 0.7%. The Fund maintained a $1.00 net asset value per share throughout the year.

The Fund's performance was largely driven by the interest rate environment. Short-term interest rates during the first quarter were relatively stable with a positively sloped yield curve. Rates rose steadily over the remainder of the year as the economy gained strength and inflation picked up slightly. The Federal Reserve ("the Fed") raised short-term rates by 25 basis points (1/4 of 1%) in June of 2004, exactly one year after it ended its last easing cycle, and an additional 100 basis points during the second half of the year. Consequently, short-term interest rates more than doubled in 2004.

The Fund maintained a longer than average weighted average maturity throughout the period, which generally supported performance. Because of the steepness in the yield curve, the Fund was able to realize additional return by purchasing longer maturity securities. In the second quarter of 2004, the Fund responded to the increased likelihood of a less accommodative Fed by shortening its weighted average maturity. The Fund also effectively used corporate bonds and notes for incremental return, in addition to floating rate securities and various types of callable securities.

The Fund continued to mitigate credit risk by generally limiting its corporate security investments to smaller position sizes. In addition, the Fund invested a large portion of its assets in U.S. government and agency securities and maintained about 7% of its assets in domestic bank obligations.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE CASH MANAGEMENT FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)      (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,004.93        $3.53
Hypothetical (5% return before expenses)         $1,000.00      $1,021.62        $3.56
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
ASSET ALLOCATION

(BAR CHART: Asset Allocation)

U.S. Government Agency Obligations         44.2%
Corporate Notes                            36.5%
Floating Rate Notes                        12.4%
Bankers' Acceptances                        6.9%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.


Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--43.4%
              Fannie Mae:
      $300M     2/14/05                                                               1.38%       $300,000        $408
       250M     3/10/05                                                               2.26         252,513         343
       200M     5/3/05                                                                1.36         200,000         272
       100M     5/23/05                                                               1.75         100,000         136
       200M   Federal Farm Credit Bank, 2/9/05                                        1.32         200,929         273
              Federal Home Loan Bank:
       200M     1/28/05                                                               1.39         200,000         272
       100M     2/15/05                                                               1.36         100,364         136
        50M     2/15/05                                                               2.15          50,131          68
       300M     2/23/05                                                               1.41         300,000         408
       165M     3/24/05                                                               1.29         165,000         224
       200M     5/27/05                                                               1.78         200,000         272
       200M     6/1/05                                                                2.74         200,000         272
       200M     7/19/05                                                               2.25         200,000         272
        50M     8/15/05                                                               2.90          51,201          69
       150M     11/4/05                                                               2.53         149,975         204
       185M     11/15/05                                                              2.52         184,943         251
        20M     11/15/05                                                              3.15          20,566          28
       320M   Freddie Mac, 2/1/05                                                     2.30         319,365         434
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $3,194,987)                                                                              3,194,987       4,342
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--35.9%
       250M   American General Finance Corp., 2/4/05                                  2.31         249,455         339
       300M   ChevronTexaco Funding Corp., 1/7/05                                     2.26         299,887         408
       300M   Coca-Cola Co., 1/19/05                                                  2.16         299,675         407
       200M   Gannett Co., Inc., 1/4/05+                                              2.25         199,963         272
       300M   Gillette Co., 1/18/05+                                                  2.23         299,684         407
       300M   Paccar Financial Corp., 1/11/05                                         2.25         299,812         407
       300M   Pfizer, Inc., 1/14/05+                                                  2.17         299,764         407
       198M   Scott Paper Co. (Kimberly-Clark), 3/15/05                               2.46         200,986         273
       240M   Toyota Motor Credit Corp., 2/3/05                                       2.30         239,494         326
       250M   Washington Gas Light Co., 1/14/05                                       2.30         249,792         340
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $2,638,512)                                                 2,638,512       3,586
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--12.2%
      $300M   Federal Farm Credit Bank, 9/1/05                                        2.36%       $300,158        $408
       300M   Federal Home Loan Bank, 10/5/05                                         1.91         299,846         407
       300M   Merrill Lynch & Co., 1/31/05                                            2.37         300,000         408
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $900,004)                                                 900,004       1,223
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--6.8%
       250M   Bank of America, NA, 1/10/05                                            2.12         249,867         340
       251M   JPMorgan Chase & Co., 2/11/05                                           2.35         250,328         340
----------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $500,195)                                                500,195         680
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $7,233,698)++                                        98.3%      7,233,698       9,831
Other Assets, Less Liabilities                                                         1.7         124,307         169
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $7,358,005     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2004.

 + Security exempt from registration under Secton 4(2) of the Securities Act of 1933 (see Note 5).

++ Aggregate cost for federal income tax purposes is the same.


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE DISCOVERY FUND


Dear Investor:

This is the annual report for the First Investors Life Discovery Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 12.8%.

The Fund's performance was driven largely by the improving economy, the rise in energy prices and solid results of the equity markets, including the returns of smaller-capitalization stocks. The Fund benefited from its holdings in the industrials, consumer discretionary, energy, health care and financials sectors, as almost all of the Fund's positive return can be attributed to these groups.

The Fund's growth orientation hurt its performance relative to the Russell 2000 Index, as shares of growth-oriented, small-cap companies underperformed their value counterparts during the year, reversing the trend from 2003. As evidenced by the comparative style benchmarks, the Russell 2000 Growth Index returned 14.31% versus the Russell 2000 Value Index, which gained 22.25%.

The Fund's underweight positions in the financials, health care and materials sectors also hurt relative performance. The Fund's investments in real estate, insurance and capital markets firms also underperformed the Index's return. Within the health care sector, shares of biotechnology and medical equipment manufacturing firms were particularly weak. An investment in Endocare provided disappointing results as the company continued to post losses and saw slow adoption of its new prostate cancer treatment device.

The decision to underweight the more economically sensitive areas such as financials, materials and industrials was based on concerns over the sustainability of the economic recovery and the impact of rising interest rates on the share prices of these companies. High valuations caused the Fund to be cautious in allocating new capital.

On a positive note, shares of consumer discretionary stocks outperformed broadly. The Fund held an overweight position in this sector, and companies within specialty retail, textiles and apparel and household durables were the best performers.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
  and Portfolio Manager*

January 31, 2005

* Mr. Miska became the Fund's Portfolio Manager on September 1, 2004.

Fund Expenses
FIRST INVESTORS LIFE DISCOVERY FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)      (12/31/04)  (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,093.62        $4.32
Hypothetical (5% return before expenses)         $1,000.00      $1,021.02        $4.17
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Portfolio Composition
TOP SECTORS

(BAR CHART: Top Sectors)

Information Technology                     23.0%
Health Care                                18.3%
Consumer Discretionary                     15.7%
Industrials                                14.8%
Financials                                 10.5%
Energy                                      8.9%
Telecommunications                          2.9%
Materials                                   2.3%
Consumer Staples                            2.1%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE DISCOVERY FUND


Comparison of change in value of $10,000 investment in the First Investors Life Discovery Fund and the Russell 2000 Index.

First Investors Life Series Discovery Fund
Graph Plot Points
As of December 31, 2004


                                        Discovery      Russell 2000
                                             Fund             Index

Dec-94                                    $10,000           $10,000
Dec-95                                     12,524            12,621
Dec-96                                     14,087            14,709
Dec-97                                     16,459            17,981
Dec-98                                     16,961            17,578
Dec-99                                     21,705            21,332
Dec-00                                     21,657            20,709
Dec-01                                     17,083            21,247
Dec-02                                     12,452            16,899
Dec-03                                     17,338            24,891
Dec-04                                     19,555            29,480

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                          12.78%
Five Years                        (2.06%)
Ten Years                          6.94%


  The graph compares a $10,000 investment in the First Investors Life Discovery Fund beginning 12/31/94 with a theoretical investment in the Russell 2000 Index (the "Index"). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividend and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.0%
              Consumer Discretionary--15.6%
    44,500  * Aeropostale, Inc.                                                                 $1,309,635         $98
    23,200  * Arbitron, Inc.                                                                       908,976          68
    55,600  * Brookstone, Inc.                                                                   1,086,980          81
   121,900  * Champion Enterprises, Inc.                                                         1,440,858         108
    57,100    Claire's Stores, Inc.                                                              1,213,375          91
    30,500  * Cost Plus, Inc.                                                                      979,965          73
    48,200    Foot Locker, Inc.                                                                  1,298,026          97
    15,900  * Getty Images, Inc.                                                                 1,094,715          82
     1,300  * Great Wolf Resorts, Inc.                                                              29,042           2
    14,100  * Guitar Center, Inc.                                                                  742,929          55
    44,100  * Jarden Corporation                                                                 1,915,704         143
    62,362  * Jos. A. Bank Clothiers, Inc.                                                       1,764,845         132
    15,000  * Knoll, Inc.                                                                          262,500          20
    63,800  * Navigant International, Inc.                                                         776,446          58
    27,800  * Pacific Sunwear of California, Inc.                                                  618,828          46
    34,900  * Quicksilver, Inc.                                                                  1,039,671          78
    36,600  * Scientific Games Corporation - Class "A"                                             872,544          65
    58,000  * Source Interlink Companies, Inc.                                                     770,240          57
    27,000  * Urban Outfitters, Inc.                                                             1,198,800          90
    74,500  * Warnaco Group, Inc.                                                                1,609,200         120
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,933,279       1,564
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--2.1%
    53,300  * Herbalife, Ltd.                                                                      866,125          65
    47,300    Nu Skin Enterprises, Inc. - Class "A"                                              1,200,474          89
    55,800  * Star Scientific, Inc.                                                                283,743          21
    11,900    Tootsie Roll Industries, Inc.                                                        412,097          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,762,439         206
----------------------------------------------------------------------------------------------------------------------
              Energy--8.9%
    26,300    Ashland, Inc.                                                                      1,535,394         115
    72,800    Chesapeake Energy Corporation                                                      1,201,200          90
    60,100  * Energy Partners, Ltd.                                                              1,218,227          91
    63,900  * Grant Prideco, Inc.                                                                1,281,195          96
    25,500    Overseas Shipholding Group, Inc.                                                   1,407,600         105
    48,200    Patterson-UTI Energy, Inc.                                                           937,490          70
    34,100    Stelmar Shipping, Ltd.                                                             1,626,911         122
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    44,100  * Swift Energy Company                                                              $1,276,254         $95
    22,400  * TETRA Technologies, Inc.                                                             633,920          47
    15,700    World Fuel Services Corporation                                                      781,860          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,900,051         889
----------------------------------------------------------------------------------------------------------------------
              Financials--10.4%
    19,800  * Affiliated Managers Group, Inc.                                                    1,341,252         100
     1,400  * Community Bancorp                                                                     42,840           3
    19,500  * First Marblehead Corporation                                                       1,096,875          82
    72,200    Gold Banc Corporation, Inc.                                                        1,055,564          79
    29,200    HCC Insurance Holdings, Inc.                                                         967,104          72
    72,100    MoneyGram International, Inc.                                                      1,524,194         114
    17,700    Montpelier Re Holdings, Ltd.                                                         680,565          51
    30,900    Odyssey Re Holdings Corporation                                                      778,989          58
    99,800    Origen Financial, Inc.                                                               746,504          56
    35,900    RAIT Investment Trust (REIT)                                                       1,004,123          75
    44,700    Saxon Capital, Inc. (REIT)                                                         1,072,353          80
    26,600    Thornburg Mortgage, Inc.                                                             770,336          58
    22,300    U.S.B. Holding Company, Inc.                                                         555,270          41
    44,400    Ventas, Inc.                                                                       1,217,004          91
    24,500    Westcorp, Inc.                                                                     1,125,285          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,978,258       1,044
----------------------------------------------------------------------------------------------------------------------
              Health Care--18.2%
    38,400  * AmSurg Corporation                                                                 1,134,336          85
    86,500  * Aspect Medical Systems, Inc.                                                       2,115,790         158
    61,600  * Centene Corporation                                                                1,746,360         130
    86,700  * Discovery Laboratories, Inc.                                                         687,531          51
    98,700  * Endocare, Inc.                                                                       224,542          17
    12,400  * Fisher Scientific International, Inc.                                                773,512          58
    13,600  * Gen-Probe, Inc.                                                                      614,856          46
    42,300  * LabOne, Inc.                                                                       1,355,292         101
    34,300    Matthews International Corporation - Class "A"                                     1,262,240          94
    22,900    Medicis Pharmaceutical Corporation - Class "A"                                       804,019          60
    35,400  * MGI Pharma, Inc.                                                                     991,554          74
   167,600  * MIM Corporation                                                                    1,064,260          80
    61,200  * Nabi Biopharmaceuticals                                                              896,580          67
    13,100  * Neurocrine Biosciences, Inc.                                                         645,830          48
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    16,900  * Onyx Pharmaceuticals, Inc.                                                          $547,391         $41
    52,300    PolyMedica Corporation                                                             1,950,267         146
    34,300  * Psychiatric Solutions, Inc.                                                        1,254,008          94
    40,920  * SFBC International, Inc.                                                           1,616,340         121
   114,100  * SuperGen, Inc.                                                                       804,405          60
    65,000  * TriPath Imaging, Inc.                                                                583,050          44
    53,600  * VCA Antech, Inc.                                                                   1,050,560          78
    87,200    West Pharmaceutical Services, Inc.                                                 2,182,616         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,305,339       1,816
----------------------------------------------------------------------------------------------------------------------
              Industrials--14.7%
    51,300    Angelica Corporation                                                               1,387,665         104
       600    Briggs & Stratton Corporation                                                         24,948           2
    61,500  * Commercial Vehicle Group, Inc.                                                     1,342,545         100
    23,900  * Education Management Corporation                                                     788,939          59
    17,600  * ESCO Technologies, Inc.                                                            1,349,040         101
    17,900  * Essex Corporation                                                                    362,475          27
   146,800  * EVCI Career Colleges, Inc.                                                         1,403,408         105
    80,100    Healthcare Services Group, Inc.                                                    1,669,284         125
    35,200    II-VI, Inc.                                                                        1,495,648         112
     8,300  * Interline Brands, Inc.                                                               145,997          11
    80,400  * Kansas City Southern                                                               1,425,492         106
    28,700  * MTC Technologies, Inc.                                                               963,459          72
    17,200    Oshkosh Truck Corporation                                                          1,176,136          88
    41,200    Ritchie Brothers Auctioneers, Inc.                                                 1,362,072         102
    68,400  * SI International, Inc.                                                             2,103,984         157
    47,900    United Industrial Corporation                                                      1,855,646         138
    39,700    Wabtec Corporation                                                                   846,404          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,703,142       1,472
----------------------------------------------------------------------------------------------------------------------
              Information Technology--22.9%
    60,000  * ATMI, Inc.                                                                         1,351,800         101
    39,100    BEI Technologies, Inc.                                                             1,207,408          90
     3,700  * Cascade Microtech, Inc.                                                               49,654           4
    20,300  * Catapult Communications Corporation                                                  490,448          37
    42,400  * Cognizant Technology Solutions Corporation - Class "A"                             1,794,792         134
   222,600  * CyberSource Corporation                                                            1,591,590         119
    22,300  * Digital River, Inc.                                                                  927,903          69
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    55,100  * Epicor Software Corporation                                                         $776,359         $58
    72,400  * FindWhat.com                                                                       1,283,652          96
    50,800  * Global Imaging Systems, Inc.                                                       2,006,600         150
     3,600  * HouseValues, Inc.                                                                     54,072           4
    20,600  * Hyperion Solutions Corporation                                                       960,372          72
    31,400  * Integrated Circuit Systems, Inc.                                                     656,888          49
    40,300  * Intergraph Corporation                                                             1,085,279          81
    16,800  * International Rectifier Corporation                                                  748,776          56
    79,600  * Intervoice, Inc.                                                                   1,062,660          79
   146,200  * MEMC Electronic Materials, Inc.                                                    1,937,150         145
    23,300  * MICROS Systems, Inc.                                                               1,818,798         136
     6,300  * Monolithic Power Systems, Inc.                                                        58,590           4
   218,600  * Optimal Group, Inc.                                                                2,577,294         192
    56,200  * Overland Storage, Inc.                                                               937,978          70
    30,100  * PalmOne, Inc.                                                                        949,655          71
       400  * PortalPlayer, Inc.                                                                     9,872           1
   118,600    QAD, Inc.                                                                          1,057,912          79
    11,300  * Sigmatel, Inc.                                                                       401,489          30
    35,300    StarTek, Inc.                                                                      1,004,285          75
    92,900  * TIBCO Software, Inc.                                                               1,239,286          93
   141,000  * Tyler Technologies, Inc.                                                           1,178,760          88
    22,200  * Varian Semiconductor Equipment Associates, Inc.                                      818,070          61
    72,700  * ZiLOG, Inc.                                                                          581,600          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,618,992       2,287
----------------------------------------------------------------------------------------------------------------------
              Materials--2.3%
    79,300    AMCOL International Corporation                                                    1,593,137         119
    54,000  * Headwaters, Inc.                                                                   1,539,000         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,132,137         234
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.9%
    20,900  * NII Holdings, Inc. - Class "B"                                                       991,705          74
   130,300  * PTEK Holdings, Inc.                                                                1,395,513         105
    48,500  * Western Wireless Corporation - Class "A"                                           1,421,050         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,808,268         285
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $95,223,197)                                                131,141,905       9,797
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--1.5%
    $2,000M   Fannie Mae, 2.24%, 1/10/05
                (cost $1,998,880)                                                               $1,998,880        $149
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $97,222,077)                                         99.5%    133,140,785       9,946
Other Assets, Less Liabilities                                                          .5         719,531          54
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $133,860,316     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  REIT  Real Estate Investment Trust


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE FOCUSED EQUITY FUND


Dear Investor:

This is the annual report for the First Investors Life Focused Equity Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 5.9%, including dividends of 4 cents per share.

The Fund's performance during 2004 was driven by a combination of the solid results of the equity markets, as well as the concentrated nature of the Fund. U.S. equity markets rallied in the fourth quarter, resulting in positive returns for all major stock indexes for 2004. Lower oil prices, the resolution of the Presidential election and steady economic data caused the markets to respond positively despite ongoing turmoil in Iraq and higher short-term interest rates.

Two broad issues drove the Fund's underperformance relative to the S&P
500. The primary reason was security selection, particularly among the information technology and health care sectors. Stock selection had a greater impact on performance because the Fund is concentrated in less than 50 securities. Within the information technology sector, semiconductor holdings were a negative during the year, as companies adjusted electronics inventories quite rapidly, leading to a meaningful change in order rates. Within the health care sector, pharmaceutical stocks were challenged with ongoing political, regulatory and patent-related issues.

The second factor that detracted from the Fund's performance relative to the S&P 500 was the Fund's overweight position in the larger-cap segment of the market. Although the large-cap sector underperformed smaller stocks for the year, we are still confident that large capitalization companies are poised to outperform due to attractive relative valuations. These valuations are supported by increasing dividends, as well as the ability of these global leaders to achieve above average earnings growth in a rising interest rate environment.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE FOCUSED EQUITY FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)      (12/31/04)  (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,043.80        $4.73
Hypothetical (5% return before expenses)         $1,000.00      $1,020.51        $4.67
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .92%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Portfolio Composition
TOP SECTORS

(BAR CHART: Top Sectors)

Financials                                 19.3%
Information Technology                     16.7%
Industrials                                15.8%
Health Care                                11.8%
Energy                                      8.8%
Consumer Discretionary                      8.5%
Consumer Staples                            8.3%
Materials                                   7.6%
Telecommunications                          2.0%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE FOCUSED EQUITY FUND


Comparison of change in value of $10,000 investment in the First Investors Life Focused Equity Fund and the Standard & Poor's 500 Index.


First Investors Life Series Focused Equity Fund
Graph Plot Points
As of December 31, 2004

                                               Focused
                                                Equity           S&P 500
                                                  Fund             Index

Nov-99                                         $10,000           $10,000
Dec-99                                          10,250            10,691
Dec-00                                           9,130             9,717
Dec-01                                           8,682             8,562
Dec-02                                           6,243             6,670
Dec-03                                           7,974             8,583
Dec-04                                           8,442             9,517

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                           5.87%
Five Years                        (3.81%)
Since Inception
(11/8/99)                         (3.24%)


  The graph compares a $10,000 investment in the First Investors Life Focused Equity Fund beginning 11/8/99 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/04.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.6%
              Consumer Discretionary--8.5%
     4,700    Lowe's Companies, Inc.                                                              $270,673        $247
     2,100    NIKE, Inc. - Class "B"                                                               190,449         174
    24,200  * Time Warner, Inc.                                                                    470,448         429
----------------------------------------------------------------------------------------------------------------------
                                                                                                   931,570         850
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.3%
     4,200    Altria Group, Inc.                                                                   256,620         234
     5,000    Gillette Company                                                                     223,900         204
     5,100    PepsiCo, Inc.                                                                        266,220         243
     3,000    Procter & Gamble Company                                                             165,240         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                   911,980         832
----------------------------------------------------------------------------------------------------------------------
              Energy--8.8%
     5,200    ConocoPhillips                                                                       451,516         412
     4,600    GlobalSantaFe Corporation                                                            152,306         139
     5,300    Schlumberger, Ltd.                                                                   354,835         324
----------------------------------------------------------------------------------------------------------------------
                                                                                                   958,657         875
----------------------------------------------------------------------------------------------------------------------
              Financials--19.3%
     2,500    American Express Company                                                             140,925         129
     4,600    American International Group, Inc.                                                   302,082         276
    11,400    Bank of America Corporation                                                          535,686         489
     9,200    Citigroup, Inc.                                                                      443,256         405
     5,300    Merrill Lynch & Company, Inc.                                                        316,781         289
     2,500    Principal Financial Group, Inc.                                                      102,350          93
     5,394    St. Paul Travelers Companies, Inc.                                                   199,956         182
     1,400    State Street Corporation                                                              68,768          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,109,804       1,926
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.7%
     5,900    Abbott Laboratories                                                                  275,235         251
     2,800    Eli Lilly & Company                                                                  158,900         145
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
     2,000  * Genzyme Corporation                                                                 $116,140        $106
     4,700    Medtronic, Inc.                                                                      233,449         213
     6,900    Pfizer, Inc.                                                                         185,541         169
     5,100    Schering-Plough Corporation                                                          106,488          97
     4,900    Wyeth                                                                                208,691         191
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,284,444       1,172
----------------------------------------------------------------------------------------------------------------------
              Industrials--15.7%
     1,400    Caterpillar, Inc.                                                                    136,514         125
     5,200    CSX Corporation                                                                      208,416         190
     1,500    General Dynamics Corporation                                                         156,900         143
    12,500    General Electric Company                                                             456,250         416
     1,800    Ingersoll-Rand Company - Class "A"                                                   144,540         132
     8,700    Tyco International, Ltd.                                                             310,938         284
     3,000    United Technologies Corporation                                                      310,050         283
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,723,608       1,573
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.7%
     4,500    Analog Devices, Inc.                                                                 166,140         152
     5,200  * Applied Materials, Inc.                                                               88,920          81
    11,100  * Cisco Systems, Inc.                                                                  214,230         196
     4,800    Computer Associates International, Inc.                                              149,088         136
     5,300  * Dell, Inc.                                                                           223,342         204
     5,800    First Data Corporation                                                               246,732         225
    21,100    Microsoft Corporation                                                                563,581         514
     4,700  * Yahoo!, Inc.                                                                         177,096         162
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,829,129       1,670
----------------------------------------------------------------------------------------------------------------------
              Materials--7.6%
     3,800    Air Products & Chemicals, Inc.                                                       220,286         201
     6,000    Alcoa, Inc.                                                                          188,520         172
     5,600    Du Pont (E.I.) de Nemours & Company                                                  274,680         251
     3,600    International Paper Company                                                          151,200         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                   834,686         762
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.0%
     7,300  * Nextel Communications, Inc. - Class "A"                                             $219,000        $200
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,650,079)                                                  10,802,878       9,860
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.2%
      $133M   UBS Securities, 1.6%, dated 12/31/04, to be
                repurchased at $133,018 on 1/3/05
                (collateralized by U.S. Treasury Bonds,
                5.25%, 2/15/29, valued at $137,889)
                (cost $133,000)                                                                    133,000         121
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,783,079)                                          99.8%     10,935,878       9,981
Other Assets, Less Liabilities                                                          .2          20,558          19
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,956,436     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements



Portfolio Manager's Letter
FIRST INVESTORS LIFE GOVERNMENT FUND


Dear Investor:

This is the annual report for the First Investors Life Government Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 3.6%, including dividends of 58 cents per share.

The Fund invests primarily in mortgage-backed bonds. The main factors that drove the Fund's performance during the year were prepayments on mortgage-backed bonds and the relatively strong performance of lower coupon mortgage-backed bonds.

The mortgage-backed market in 2004 benefited from an investment environment characterized by low volatility, demand for incremental yield and decreased supply of fixed rate mortgages. Prepayments on mortgage-backed bonds, though, remained at elevated levels due to relatively low mortgage rates (especially at the end of the first quarter), a strong housing market and growth of new mortgage products. Prepayments generally lowered returns as outstanding mortgage-backed bonds were prepaid at par and the proceeds from the prepayments were reinvested in a lower interest rate environment, thus decreasing the Fund's yield.

Management of the Fund focused on minimizing prepayment risk by selecting mortgage-backed pools with favorable prepayment characteristics and reducing the Fund's weighted-average coupon. The Fund generally benefited from this strategy. Performance was hurt by an underweight position in lower coupon mortgage-backed bonds during the second half of the year.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
  and Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE GOVERNMENT FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)      (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,027.72        $3.82
Hypothetical (5% return before expenses)          $1,000.00      $1,021.37        $3.81
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
ASSET ALLOCATION

(BAR CHART: Asset Allocation)

Government National Mortgage Association   56.2%
Fannie Mae                                 15.1%
U.S. Government Agency Obligations         12.5%
Freddie Mac                                 9.0%
Short-term U.S. Government Obligations      7.2%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE GOVERNMENT FUND


Comparison of change in value of $10,000 investment in the First Investors Life Government Fund, the Lehman Brothers GNMA Index and the Merrill Lynch GNMA Master Index.+


First Investors Life Series Government Fund
Graph Plot Points
As of December 31, 2004

                                                     Lehman           Merrill
                               Government              GNMA              GNMA
                                     Fund             Index             Index

Dec-94                            $10,000           $10,000           $10,000
Dec-95                             11,563            11,705            11,712
Dec-96                             11,978            12,353            12,364
Dec-97                             13,009            13,530            13,544
Dec-98                             13,990            14,497            14,520
Dec-99                             14,137            14,746            14,796
Dec-00                             15,628            16,384            16,456
Dec-01                             17,031            17,731            17,806
Dec-02                             18,359            19,272            19,466
Dec-03                             18,943            20,121            20,059
Dec-04                             19,630            20,994            20,943

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                           3.62%
Five Years                         6.78%
Ten Years                          6.98%


  The graph compares a $10,000 investment in the First Investors Life Government Fund beginning 12/31/94 with theoretical investments in the Lehman Brothers GNMA Index and the Merrill Lynch GNMA Master Index (the "Indices"). The Lehman Brothers GNMA Index is composed of all fixed-rate, securitized mortgage pools backed by the Government National Mortgage Association ("GNMA"), with par amounts outstanding in excess of $200 million. The Merrill Lynch GNMA Master Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding. Every issue included in the Indices is trader-priced and the Indices follow consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in the Indices. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.47%, 6.62% and 6.73%, respectively.

  The returns shown do not reflect any sales charge, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers GNMA Index figures are from Lehman Brothers, Inc., Merrill Lynch GNMA Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch GNMA Master Index because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers GNMA Index.


Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--78.1%
              Fannie Mae--14.7%
    $1,228M   5.5%, 6/1/2033 - 7/1/2034                                                         $1,248,239        $582
       225M   6%, 8/1/2033                                                                         232,394         109
       193M   7%, 5/1/2031                                                                         206,518          96
       791M   9%, 6/1/2015 - 11/1/2026                                                             881,067         411
       513M   11%, 10/1/2015                                                                       585,675         273
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,153,893       1,471
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--8.8%
       909M   6%, 8/1/2032 - 4/1/2033                                                              939,975         438
       495M   6.5%, 7/1/2032 - 12/1/2032                                                           520,119         243
       376M   8.5%, 7/1/2016 - 9/1/2024                                                            419,779         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,879,873         877
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I Program--54.6%
     4,036M   5.5%, 2/15/2033 - 9/15/2034                                                        4,129,831       1,925
     2,585M   6%, 11/15/2032 - 9/15/2034                                                         2,687,150       1,252
     1,815M   6.5%, 6/15/2029 - 8/15/2034                                                        1,917,513         894
     2,245M   7%, 1/15/2030 - 10/15/2032                                                         2,404,500       1,121
       515M   10%, 5/15/2019 - 8/15/2019                                                           587,241         273
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,726,235       5,465
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,601,448)                                  16,760,001       7,813
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--12.1%
     1,000M   Federal Farm Credit Bank, 4.22%, 8/12/2009                                         1,000,123         466
     1,600M   Federal Home Loan Bank, 3.75%, 8/18/2009                                           1,598,294         745
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,595,448)                              2,598,417       1,211
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--7.0%
     1,500M   U.S. Treasury Bills, 1.25%, 1/13/05
                (cost $1,499,375)                                                                1,499,375         699
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,696,271)                                         97.2%     20,857,793       9,723
Other Assets, Less Liabilities                                                         2.8         593,461         277
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $21,451,254     $10,000
======================================================================================================================


See notes to financial statements



Portfolio Manager's Letter
FIRST INVESTORS LIFE GROWTH FUND


Dear Investor:

This is the annual report for the First Investors Life Growth Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 10.8%, including dividends of 16 cents per share.

The Fund's positive performance was driven by strong results in the equity markets in 2004, as well as the Fund's exposure to small- and mid-cap stocks, which outperformed large caps during the year. U.S. equity markets rallied in the fourth quarter resulting in positive returns for all major stock indexes for 2004. Lower oil prices, resolution of the Presidential election and steady economic data caused the markets to respond positively despite ongoing turmoil in Iraq and higher short-term interest rates.

Strong stock selection within the industrials and health care sectors aided performance for the year. In addition, the Fund's overweight allocation to the industrials sector benefited returns. However, stock selection in the materials, financials and energy sectors, along with the Fund's overweight position in the information technology sector, hurt performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE GROWTH FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)       (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                          $1,000.00        $1,066.69        $4.26
Hypothetical (5% return before expenses)        $1,000.00        $1,021.02        $4.17
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Information Technology                     17.1%
Financials                                 16.4%
Industrials                                15.2%
Consumer Discretionary                     13.1%
Health Care                                12.1%
Energy                                      8.3%
Materials                                   6.4%
Consumer Staples                            6.1%
Telecommunications                          1.9%
Other                                       0.9%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE GROWTH FUND


Comparison of change in value of $10,000 investment in the First Investors Life Growth Fund and the Russell 3000 Index.

First Investors Life Series Growth Fund
Graph Plot Points
As of December 31, 2004


                                        Growth      Russell 3000
                                          Fund             Index

Dec-94                                 $10,000           $10,000
Dec-95                                  12,512            13,680
Dec-96                                  15,571            16,665
Dec-97                                  20,131            21,961
Dec-98                                  25,637            27,263
Dec-99                                  32,422            32,960
Dec-00                                  32,431            30,502
Dec-01                                  28,097            27,006
Dec-02                                  21,848            21,189
Dec-03                                  28,223            27,770
Dec-04                                  31,263            31,089

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                          10.77%
Five Years                         (.73%)
Ten Years                         12.07%


  The graph compares a $10,000 investment in the First Investors Life Growth Fund beginning 12/31/94 with a theoretical investment in the Russell 3000 Index (the "Index"). The Index is an unmanaged index composed of the 3,000 largest U.S. companies, as determined by market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.2%
              Consumer Discretionary--13.1%
    29,500    CBRL Group, Inc.                                                                  $1,234,575         $52
    15,100  * Chico's FAS, Inc.                                                                    687,503          29
    17,100    Christopher & Banks Corporation                                                      315,495          13
    67,400  * Citadel Broadcasting Corporation                                                   1,090,532          46
    24,600  * Columbia Sportswear Company                                                        1,466,406          61
    39,550    D.R. Horton, Inc.                                                                  1,594,261          67
    77,700    Gap, Inc.                                                                          1,641,024          69
    13,500    Harrah's Entertainment, Inc.                                                         903,015          38
    29,300  * Lamar Advertising Company - Class "A"                                              1,253,454          52
    21,000    Liz Claiborne, Inc.                                                                  886,410          37
    59,000    Lowe's Companies, Inc.                                                             3,397,810         142
    90,200    Michaels Stores, Inc.                                                              2,703,294         113
    30,400  * O'Reilly Automotive, Inc.                                                          1,369,520          57
    66,050  * Pacific Sunwear of California, Inc.                                                1,470,273          62
    42,000  * PETCO Animal Supplies, Inc.                                                        1,658,160          69
    28,200    PETsMART, Inc.                                                                     1,001,946          42
    52,600    Staples, Inc.                                                                      1,773,146          74
   300,000  * Time Warner, Inc.                                                                  5,832,000         244
    30,400  * Yankee Candle Company, Inc.                                                        1,008,672          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,287,496       1,309
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--6.1%
    50,000    Altria Group, Inc.                                                                 3,055,000         128
    11,500  * Constellation Brands, Inc. - Class "A"                                               534,865          22
     8,400    General Mills, Inc.                                                                  417,564          18
    62,700    Gillette Company                                                                   2,807,706         118
    38,100  * Hain Celestial Group, Inc.                                                           787,527          33
    53,300    PepsiCo, Inc.                                                                      2,782,260         116
    37,100    Procter & Gamble Company                                                           2,043,468          86
    48,200  * Rite Aid Corporation                                                                 176,412           7
    55,000  * Safeway, Inc.                                                                      1,085,700          45
    18,300    Wal-Mart Stores, Inc.                                                                966,606          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,657,108         613
----------------------------------------------------------------------------------------------------------------------
              Energy--8.3%
   121,500    Chesapeake Energy Corporation                                                      2,004,750          84
    36,400    ConocoPhillips                                                                     3,160,612         132
    30,700    ENSCO International, Inc.                                                            974,418          41
    87,600    ExxonMobil Corporation                                                             4,490,376         188
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    52,500    GlobalSantaFe Corporation                                                         $1,738,275         $73
    43,100    Noble Energy, Inc.                                                                 2,657,546         111
    16,300    Petro-Canada                                                                         831,626          35
    43,500    Schlumberger, Ltd.                                                                 2,912,325         122
    27,800    XTO Energy, Inc.                                                                     983,564          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,753,492         827
----------------------------------------------------------------------------------------------------------------------
              Financials--16.4%
    13,200    Ambac Financial Group, Inc.                                                        1,084,116          45
    25,000    American Express Company                                                           1,409,250          59
    60,974    American International Group, Inc.                                                 4,004,163         168
    48,500    Arthur J. Gallagher & Company                                                      1,576,250          66
   146,000    Bank of America Corporation                                                        6,860,540         287
   123,352    Citigroup, Inc.                                                                    5,943,099         249
   133,200  * E*TRADE Financial Corporation                                                      1,991,340          83
    15,200    Fannie Mae                                                                         1,082,392          45
    42,800    Federated Investors, Inc. - Class "B"                                              1,301,120          55
    22,300    Franklin Resources, Inc.                                                           1,553,195          65
    23,500    Golden West Financial Corporation                                                  1,443,370          60
    63,400    Merrill Lynch & Company, Inc.                                                      3,789,418         159
    17,500    Northern Trust Corporation                                                           850,150          36
    42,500    Principal Financial Group, Inc.                                                    1,739,950          73
    20,400    Sovereign Bancorp, Inc.                                                              460,020          19
    63,796    St. Paul Travelers Companies, Inc.                                                 2,364,918          99
    26,000    Zions Bancorporation                                                               1,768,780          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                39,222,071       1,642
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.2%
    75,800    Abbott Laboratories                                                                3,536,070         148
    53,400  * Biovail Corporation                                                                  882,702          37
    12,600    Cooper Companies, Inc.                                                               889,434          37
    20,400  * Coventry Health Care, Inc.                                                         1,082,832          45
    14,200  * Dendrite International, Inc.                                                         275,480          12
    23,300    Diagnostic Products Corporation                                                    1,282,665          54
    17,000  * Edwards Lifesciences Corporation                                                     701,420          29
    16,000  * Elan Corporation PLC (ADR)                                                           436,000          18
    36,300    Eli Lilly & Company                                                                2,060,025          86
    25,600  * Fisher Scientific International, Inc.                                              1,596,928          67
    29,600  * Genzyme Corporation                                                                1,718,872          72
    19,100  * Health Net, Inc.                                                                     551,417          23
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    36,100  * King Pharmaceuticals, Inc.                                                          $447,640         $19
    59,400    Medtronic, Inc.                                                                    2,950,398         124
    57,600  * Odyssey Healthcare, Inc.                                                             787,968          33
    15,700  * PacifiCare Health Systems, Inc.                                                      887,364          37
    87,175    Pfizer, Inc.                                                                       2,344,136          98
   125,000    Schering-Plough Corporation                                                        2,610,000         109
    26,900  * Triad Hospitals, Inc.                                                              1,000,949          42
     6,700  * Waters Corporation                                                                   313,493          13
    63,700    Wyeth                                                                              2,712,983         114
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,068,776       1,217
----------------------------------------------------------------------------------------------------------------------
              Industrials--15.2%
    19,200  * Career Education Corporation                                                         768,000          32
    11,700    Caterpillar, Inc.                                                                  1,140,867          48
    89,900    CSX Corporation                                                                    3,603,192         151
    27,600    Engineered Support Systems, Inc.                                                   1,634,472          68
    11,432  * European Aeronautic Defense and Space Company                                        332,378          14
    18,500    Fastenal Company                                                                   1,138,860          48
    14,400    FedEx Corporation                                                                  1,418,256          59
    17,600    General Dynamics Corporation                                                       1,840,960          77
   157,300    General Electric Company                                                           5,741,450         240
    47,600    Ingersoll-Rand Company - Class "A"                                                 3,822,280         160
    26,800  * ITT Educational Services, Inc.                                                     1,274,340          53
     8,900    Oshkosh Truck Corporation                                                            608,582          26
    33,100    Precision Castparts Corporation                                                    2,174,008          91
    32,800    Rockwell Collins, Inc.                                                             1,293,632          54
   109,500    Tyco International, Ltd.                                                           3,913,530         164
    32,000    United Technologies Corporation                                                    3,307,200         138
    28,800  * Waste Connections, Inc.                                                              986,400          41
    22,600  * Yellow Roadway Corporation                                                         1,259,046          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,257,453       1,517
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.1%
    33,100    Analog Devices, Inc.                                                               1,222,052          51
    65,300  * Applied Materials, Inc.                                                            1,116,630          47
     6,100  * Ask Jeeves, Inc.                                                                     163,175           7
    21,500  * Benchmark Electronics, Inc.                                                          733,150          31
    19,400  * Cabot Microelectronics Corporation                                                   776,970          33
    21,340  * Cadence Design Systems, Inc.                                                         294,705          12
    21,000    CDW Corporation                                                                    1,393,350          58
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   139,100  * Cisco Systems, Inc.                                                               $2,684,630        $112
    87,306    Computer Associates International, Inc.                                            2,711,724         113
    74,500  * Dell, Inc.                                                                         3,139,430         131
    10,800  * DST Systems, Inc.                                                                    562,896          24
    12,800  * Electronic Arts, Inc.                                                                789,504          33
    36,400  * Fairchild Semiconductor International, Inc.                                          591,864          25
    74,200    First Data Corporation                                                             3,156,468         132
    21,500  * Fiserv, Inc.                                                                         864,085          36
    71,000    Intel Corporation                                                                  1,660,690          70
    14,100  * International Rectifier Corporation                                                  628,437          26
    25,500  * Lam Research Corporation                                                             737,205          31
   266,700    Microsoft Corporation                                                              7,123,557         298
    79,600    Motorola, Inc.                                                                     1,369,120          57
    64,200  * Polycom, Inc.                                                                      1,497,144          63
    35,200  * SanDisk Corporation                                                                  878,944          37
    70,800    Texas Instruments, Inc.                                                            1,743,096          73
    10,100  * UTStarcom, Inc.                                                                      223,715           9
    37,400  * Varian Semiconductor Equipment Associates, Inc.                                    1,378,190          58
    39,200  * VeriSign, Inc.                                                                     1,313,984          55
    55,400  * Yahoo!, Inc.                                                                       2,087,472          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,842,187       1,709
----------------------------------------------------------------------------------------------------------------------
              Materials--6.4%
    62,500    Air Products & Chemicals, Inc.                                                     3,623,125         152
    73,400    Alcoa, Inc.                                                                        2,306,228          96
    64,000    Du Pont (E.I.) de Nemours & Company                                                3,139,200         131
    20,800    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                     795,184          33
    41,800    International Paper Company                                                        1,755,600          73
    36,100  * Mosaic Company                                                                       589,152          25
   127,400  * Pactiv Corporation                                                                 3,221,946         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,430,435         645
----------------------------------------------------------------------------------------------------------------------
              Other--.9%
    38,100    Market 2000+ HOLDRs Trust                                                          2,129,028          89
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
   Shares,                                                                                                      Amount
  Warrants                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.9%
    87,900  * Nextel Communications, Inc. - Class "A"                                           $2,637,000        $110
    78,700    Sprint Corporation                                                                 1,955,695          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,592,695         192
----------------------------------------------------------------------------------------------------------------------
              Utilities--.6%
    45,700  * PG&E Corporation                                                                   1,520,896          64
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $183,740,502)                                               234,761,637       9,824
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Information Technology
     1,033  * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                                1,632          --
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.9%
    $4,513M   UBS Securities, 1.6%, dated 12/31/04, to be
                repurchased at $4,513,602 on 1/3/05
                (collateralized by U.S. Treasury Bonds,
                6.75%, 8/15/26, valued at $4,662,440)
                (cost $4,513,000)                                                                4,513,000         190
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $188,253,502)                                       100.1%    239,276,269      10,014
Excess of Liabilities Over Other Assets                                                (.1)       (324,331)        (14)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $238,951,938     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts


See notes to financial statements


Portfolio Managers' Letter
FIRST INVESTORS LIFE HIGH YIELD FUND


Dear Investor:

This is the annual report for the First Investors Life High Yield Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 9.9%, including dividends of 63 cents per share.

Continued strength in the high yield market was the most significant factor in the Fund's performance. Historically low interest rates, declining default rates and a sideways-trading equity market made the high yield arena attractive. The persistence of low interest and default rates combined with favorable economic and business fundamentals enabled the Fund to generate a return above its dividend yield for the second year in a row. Within the high yield asset class, risk taking was once again rewarded as the lowest-rated portion of the market had the highest returns.

The Fund benefited from its overweighting of cyclical industries in anticipation of an improving economy. Investments in chemical supplier Resolution Performance Products, fertilizer manufacturer IMC Global, and industrial manufacturer Columbus McKinnon all benefited from the improving economy. In addition, bonds recovering from distressed levels aided performance during the year. Specifically, RCN Corporation successfully completed its restructuring and Charter Communications concluded its sale of assets.

Performance was hurt by holdings in companies that failed to meet expectations. Triton Communications, a wireless provider, suffered from operating difficulties and performed poorly as the result of the termination of its affiliation agreement with AT&T Wireless following AT&T's merger with Cingular. Merisant underperformed due to continuing losses in market share of its Equal sweetener product. In addition, the Fund's performance was hurt by underweight positions in the metals and mining and utilities sectors.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ RICHARD T. BOURKE

Richard T. Bourke
Co-Portfolio Manager


\S\ GREG MILLER

Greg Miller
Co-Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE HIGH YIELD FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                   (7/1/04)      (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,067.82        $4.42
Hypothetical (5% return before expenses)          $1,000.00      $1,020.87        $4.32
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Consumer Discretionary                     29.9%
Consumer Staples                           18.2%
Materials                                  16.0%
Energy                                      8.7%
Industrials                                 7.5%
Health Care                                 5.6%
Financials                                  4.6%
Telecommunications                          4.4%
U.S. Government Obligations                 1.6%
Information Technology                      1.5%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE HIGH YIELD FUND

Comparison of change in value of $10,000 investment in the First Investors Life High Yield Fund and the CS First Boston High Yield Index.


First Investors Life Series High Yield Fund
Graph Plot Points
As of December 31, 2004

                                                           CS First
                                       High Yield            Boston
                                             Fund             Index

Dec-94                                    $10,000           $10,000
Dec-95                                     11,982            11,968
Dec-96                                     13,487            13,527
Dec-97                                     15,169            15,179
Dec-98                                     15,646            15,263
Dec-99                                     16,422            15,811
Dec-00                                     15,377            14,916
Dec-01                                     14,844            15,834
Dec-02                                     15,178            16,325
Dec-03                                     19,145            20,887
Dec-04                                     21,049            23,383

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                           9.94%
Five Years                         5.09%
Ten Years                          7.73%


  The graph compares a $10,000 investment in the First Investors Life High Yield Fund beginning 12/31/94 with a theoretical investment in the CS First Boston High Yield Index (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 12/31/04, the Index consisted of 1,563 different issues, most of which are cash-pay, but also included in the Index are zero-coupon bonds, step-bonds, payment-in-kind bonds and bonds which are in default. As of 12/31/04, approximately 3.65% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 7.6 years, an average duration of 4.05 years and an average coupon of 8.73%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. CS First Boston High Yield Index figures are from CS First Boston Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--92.1%
              Aerospace/Defense--3.2%
      $400M   Alliant Techsystems, Inc., 8.5%, 2011                                               $440,000         $63
              DRS Technologies, Inc.:
       100M     6.875%, 2013                                                                       105,000          15
       500M     6.875%, 2013+                                                                      525,000          75
       300M   GenCorp, Inc., 9.5%, 2013                                                            336,000          48
              L-3 Communications Corp.:
       400M     7.625%, 2012                                                                       441,000          63
       400M     6.125%, 2014                                                                       414,000          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,261,000         323
----------------------------------------------------------------------------------------------------------------------
              Automotive--10.8%
       550M   Accuride Corp., 9.25%, 2008                                                          561,000          80
              Asbury Automotive Group, Inc.:
       175M     9%, 2012                                                                           184,625          26
       600M     8%, 2014                                                                           597,000          85
              Collins & Aikman Products Co.:
       500M     10.75%, 2011                                                                       512,500          73
       500M     12.875%, 2012+                                                                     434,375          62
       750M   Cooper Standard Automotive, Inc., 8.375%, 2014+                                      751,875         108
       250M   Cummins, Inc., 9.5%, 2010                                                            285,000          41
       375M   Dana Corp., 9%, 2011                                                                 463,264          66
              Delco Remy International, Inc.:
       500M     11%, 2009                                                                          535,000          77
       250M     9.375%, 2012                                                                       257,500          37
       250M   Navistar International Corp., 7.5%, 2011                                             269,375          39
     1,000M   Special Devices, Inc., 11.375%, 2008                                                 980,000         140
       750M   Tenneco Automotive, Inc., 8.625%, 2014+                                              783,750         112
       448M   TRW Automotive, Inc., 9.375%, 2013                                                   521,920          75
       400M   United Components, Inc., 9.375%, 2013                                                436,000          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,573,184       1,083
----------------------------------------------------------------------------------------------------------------------
              Chemicals--13.0%
       300M   BCP Caylux Holding Lux SCA, 9.625%, 2014+                                            339,750          49
       350M   Equistar Chemicals LP, 10.625%, 2011                                                 407,750          58
        50M   Ethyl Corp., 8.875%, 2010                                                             55,500           8
       500M   FMC Corp., 10.25%, 2009                                                              576,250          82
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
      $200M   HMP Equity Holdings Corp., Zero Coupon
                (effective yield 12.98%), 2008 #                                                  $133,250         $19
       200M   Huntsman International LLC, 7.375%, 2015+                                            201,500          29
              Huntsman, LLC:
       300M     11.625%, 2010                                                                      356,250          51
       500M     11.5%, 2012+                                                                       593,750          85
       900M   IMC Global, Inc., 10.875%, 2013                                                    1,129,500         162
       700M   Innophos, Inc., 8.875%, 2014+                                                        759,500         109
              Lyondell Chemical Co.:
       650M     9.625%, 2007                                                                       718,250         103
       350M     9.5%, 2008                                                                         381,500          55
              Millennium America, Inc.:
       150M     7%, 2006                                                                           156,750          22
       425M     9.25%, 2008                                                                        485,562          69
       100M   Omnova Solutions, Inc., 11.25%, 2010                                                 113,000          16
              Resolution Performance Products, LLC:
       100M     8%, 2009                                                                           108,000          15
     1,675M     13.5%, 2010                                                                      1,829,938         262
       250M   Southern States Cooperative, Inc., 10.5%, 2010+                                      257,500          37
       337M   Terra Capital, Inc., 11.5%, 2010                                                     385,865          55
        64M   Westlake Chemical Corp., 8.75%, 2011                                                  72,640          10
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,062,005       1,296
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.7%
       200M   Broder Brothers Company, 11.25%, 2010+                                               210,000          30
       500M   GFSI, Inc., 9.625%, 2007                                                             487,500          70
              Levi Strauss & Co.:
       400M     11.625%, 2008                                                                      422,000          60
       400M     9.75%, 2015+                                                                       398,000          57
       800M   Playtex Products, Inc., 9.375%, 2011                                                 858,000         122
       250M   Remington Arms Co., 10.5%, 2011                                                      242,500          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,618,000         374
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--8.5%
      $700M   Bluewater Finance, Ltd., 10.25%, 2012                                               $768,250        $110
              Chesapeake Energy Corp.:
       500M     9%, 2012                                                                           573,750          82
       200M     7.5%, 2014                                                                         219,500          31
     1,000M   Compagnie Generale de Geophysique, 10.625%, 2007                                   1,056,250         151
       300M   Dresser, Inc., 9.375%, 2011                                                          330,000          47
     1,000M   El Paso Production Holding Co., 7.75%, 2013                                        1,052,500         150
       200M   Energy Partners, Ltd., 8.75%, 2010                                                   219,000          31
       743M   Giant Industries, Inc., 11%, 2012                                                    865,595         124
              Tesoro Petroleum Corp.:
       100M     8%, 2008                                                                           109,250          16
       700M     9.625%, 2008                                                                       766,500         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,960,595         852
----------------------------------------------------------------------------------------------------------------------
              Financial Services--3.1%
     1,500M   Dow Jones CDX High Yield, Trust 3, Series 1,
                7.75%, 2009+                                                                     1,544,062         221
       600M   Dow Jones CDX High Yield, Trust 3, Series 4,
                10.5%, 2009+                                                                       613,875          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,157,937         309
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.2%
              Land O'Lakes, Inc.:
       200M     9%, 2010                                                                           220,000          31
       550M     8.75%, 2011                                                                        550,000          79
     1,000M   Merisant Co., 9.75%, 2013+                                                           895,000         128
       200M   Pierre Foods, Inc., 9.875%, 2012+                                                    208,000          30
       350M   Pilgrim's Pride Corp., 9.625%, 2011                                                  395,500          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,268,500         324
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.7%
              Great Atlantic & Pacific Tea Company, Inc.:
       300M     7.75%, 2007                                                                        298,500          43
       200M     9.125%, 2011                                                                       188,500          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                   487,000          70
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.7%
      $500M   AEP Industries, Inc., 9.875%, 2007                                                  $511,250         $73
       100M   Portola Packaging, Inc., 8.25%, 2012                                                  79,500          11
       500M   Stone Container Corp., 9.75%, 2011                                                   550,000          79
              Tekni-Plex, Inc.:
       400M     12.75%, 2010                                                                       382,000          55
       370M     8.75%, 2013+                                                                       370,000          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,892,750         271
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--3.0%
       500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                       546,250          78
       200M   Isle of Capri Casinos, Inc., 7%, 2014                                                205,000          29
              Park Place Entertainment Corp.:
       700M     9.375%, 2007                                                                       773,500         111
       500M     7%, 2013                                                                           553,750          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,078,500         297
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.4%
        50M   Alliance Imaging, 7.25%, 2012+                                                        51,125           7
       500M   Encore Medical IHC, Inc., 9.75%, 2012+                                               507,500          73
        50M   Fisher Scientific International, Inc., 8.125%, 2012                                   55,750           8
       600M   Genesis Health Ventures, Inc., 9.75%, 2005++**                                           375          --
       485M   HCA, Inc., 5.25%, 2008                                                               488,246          70
       350M   Insight Health Services Corp., 9.875%, 2011                                          355,250          51
       350M   MedQuest, Inc., 11.875%, 2012                                                        413,000          59
       400M   PerkinElmer, Inc., 8.875%, 2013                                                      458,000          65
       200M   Quintiles Transnational Corp., 10%, 2013                                             225,000          32
       250M   Sybron Dental Specialties, Inc., 8.125%, 2012                                        273,750          39
     1,050M   Tenet Healthcare Corp., 6.375%, 2011                                                 979,125         140
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,807,121         544
----------------------------------------------------------------------------------------------------------------------
              Housing--1.4%
       350M   Integrated Electrical Services, Inc., 9.375%, 2009                                   330,750          47
       300M   Nortek, Inc., 8.5%, 2014+                                                            315,000          45
       300M   William Lyon Homes, Inc., 10.75%, 2013                                               338,625          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                   984,375         141
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--1.5%
      $350M   Exodus Communications, Inc., 10.75%, 2009++**                                           $219         $--
     1,000M   Iron Mountain, Inc., 8.25%, 2011                                                   1,031,650         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,031,869         147
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.4%
       201M   Finova Group, Inc., 7.5%, 2009                                                        99,371          14
       350M   General Motors Acceptance Corp., 4.5%, 2006                                          350,342          50
       500M   LaBranche & Co., Inc., 11%, 2012                                                     540,000          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                   989,713         141
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--3.6%
       250M   Coleman Cable, Inc., 9.875%, 2012+                                                   266,875          38
     1,040M   Columbus McKinnon Corp., 8.5%, 2008                                                1,050,400         150
       200M   Eagle-Picher Industries, Inc., 9.75%, 2013                                           201,000          29
     1,000M   Wolverine Tube, Inc., 7.375%, 2008+                                                  995,000         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,513,275         359
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--4.0%
     1,000M   Block Communications, Inc., 9.25%, 2009                                            1,095,000         157
              Nexstar Finance, Inc.:
       350M     12%, 2008                                                                          379,750          54
        50M     7%, 2014                                                                            49,750           7
       350M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                       382,812          55
              Young Broadcasting Inc.:
       340M     10%, 2011                                                                          364,650          52
       500M     8.75%, 2014                                                                        506,250          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,778,212         397
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--7.7%
       500M   Adelphia Communications Corp., 10.25%, 2011++                                        508,750          73
       715M   Atlantic Broadband Finance, LLC, 9.375%, 2014+                                       695,338          99
     1,000M   Cablevision Systems Corp., 8%, 2012+                                               1,072,500         153
              Charter Communications Holdings, LLC:
     1,500M     10%, 2009                                                                        1,357,500         194
       250M     0% - 11.75%, 2011 ##                                                               185,000          27
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV (continued)
    $1,000M   Mediacom LLC/Mediacom Capital Corp.,
                7.875%, 2011                                                                      $985,000        $141
       500M   Quebecor Media, Inc., 11.125%, 2011                                                  573,750          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,377,838         769
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--2.1%
       500M   Cenveo, Inc., 7.875%, 2013                                                           467,500          67
              Six Flags, Inc.:
       350M     8.875%, 2010                                                                       356,125          51
       150M     9.625%, 2014                                                                       151,500          21
       400M   Universal City Development Partners, Ltd., 11.75%, 2010                              474,500          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,449,625         207
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--2.1%
       750M   General Nutrition Centers, Inc., 8.5%, 2010                                          712,500         102
       700M   Michaels Stores, Inc., 9.25%, 2009                                                   753,599         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,466,099         210
----------------------------------------------------------------------------------------------------------------------
              Services--7.3%
              Allied Waste NA, Inc.:
       400M     5.75%, 2011                                                                        378,000          54
       300M     9.25%, 2012                                                                        326,250          47
       200M     7.875%, 2013                                                                       206,000          29
       700M     7.375%, 2014                                                                       673,750          96
       700M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                   708,750         101
       967M   Kindercare Learning Centers, Inc., 9.5%, 2009                                        975,461         140
              United Rentals, Inc.:
       500M     6.5%, 2012                                                                         490,000          70
       400M     7%, 2014                                                                           376,000          54
     1,000M   Waste Services, Inc., 9.5%, 2014+                                                  1,000,000         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,134,211         734
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
       950M   E. Spire Communications, Inc., 13%, 2005++                                                95          --
     1,000M   XO Communications, Inc., 9%, 2008++**                                                    625          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                       720          --
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Principal                                                                                                    For Each
    Amount                                                                                                  $10,000 of
 or Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--.5%
      $300M   General Maritime Corp., 10%, 2013                                                   $346,500         $50
----------------------------------------------------------------------------------------------------------------------
              Utilities--.1%
       500M   AES Drax Energy, Ltd., 11.5%, 2010++                                                   5,000           1
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--3.1%
       700M   Crown Castle International Corp., 9.375%, 2011                                       787,500         113
       500M   Nextel Communications, Inc., 5.95%, 2014                                             520,000          74
              Triton Communications, LLC:
       400M     8.75%, 2011                                                                        318,000          45
       650M     9.375%, 2011                                                                       523,250          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,148,750         307
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $64,126,699)                                               64,392,779       9,206
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--1.8%
              Food/Drug--.2%
    12,800    Ingles Markets, Inc.                                                                 158,592          23
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.2%
     4,710  * Echostar Communications Corporation - Class "A"                                      156,560          22
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.2%
     1,000  * MediaNews Group, Inc. - Class "A"**                                                  150,000          21
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.2%
    34,833  * RCN Corporation                                                                      804,637         115
     1,272  * RCN Corporation**                                                                     29,383           4
       690  * Viatel Holding (Bermuda), Ltd.                                                           828          --
     4,399  * World Access, Inc.                                                                         4          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   834,852         119
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,404,447)                                                   1,300,004         185
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Principal                                                                                                    For Each
    Amount                                                                                                  $10,000 of
 or Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.5%
    $1,000M   U.S. Treasury Notes, 6.125%, 2007 (cost $1,036,727)                               $1,073,516        $154
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.4%
              Manufacturing
       547  * Day International Group, Inc., 12.25%, 2010, PIK
                (cost $441,390)                                                                    266,535          38
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--2.0%
    $1,400M   Federal Home Loan Bank, 2.24%, 1/7/05
                (cost $1,399,477)                                                                1,399,477         200
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $68,408,740)                                         97.8%     68,432,311       9,783
Other Assets, Less Liabilities                                                         2.2       1,516,860         217
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $69,949,171     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see note 1A)

 + Security exempt from registration under rule 144A of the Securities act of 1933 (see Note 5)

++ In default as to principal and/or interest payment

 # Zero coupon bond reflecting effective yield on the date purchased

## Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date)


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND


Dear Investor:

This is the annual report for the First Investors Life International Securities Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 14.6%, including dividends of 20 cents per share.

The Fund's positive overall performance was driven by the solid results of the global equity markets during 2004. After a modestly positive first half, global equity markets took a tumble as oil prices advanced steadily to reach a new all-time high at the end of October. Markets recovered in the latter part of the year, however, as investors realized that the world economy, while decelerating, was continuing to post solid, though unspectacular, growth numbers even in the face of high energy prices and rising short-term interest rates. The U.S. market ended the year up 10.9%, Japan returned 16.0%, Europe rose 21.4%, emerging markets advanced 26.0% and Pacific Basin (excluding Japan) climbed 29.6%.

Strong stock selection within the industrials and consumer staples sectors added to performance. In addition, the Fund's underweight allocation to the information technology sector benefited returns. Performance was hurt by stock selection in the consumer discretionary and financials sectors, along with the Fund's underweight position in the financials sector.

On a regional basis, allocation decisions helped performance. The Fund's underweight allocation in North America contributed positively, as did an overweight position in emerging markets and Europe. Security selection within emerging markets was also helpful. However, weak security selection in Europe hurt performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ TROND SKRAMSTAD

Trond Skramstad
Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)       (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,111.44        $4.83
Hypothetical (5% return before expenses)          $1,000.00      $1,020.57        $4.62
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART: Top Ten Countries)

United States                              32.9%
United Kingdom                             12.4%
France                                     12.1%
Japan                                       7.7%
Germany                                     5.8%
Belgium                                     5.7%
Canada                                      3.2%
Netherlands                                 3.2%
Switzerland                                 3.2%
South Korea                                 2.3%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND


Comparison of change in value of $10,000 investment in the First Investors Life International Securities Fund and the Morgan Stanley Capital
International ("MSCI") All Country World Free Index.

First Investors Life Series International Securities Fund
Graph Plot Points
As of December 31, 2004

                              International
                                 Securities              MSCI
                                       Fund             Index

Dec-94                              $10,000           $10,000
Dec-95                               11,870            11,946
Dec-96                               13,678            13,523
Dec-97                               14,922            15,551
Dec-98                               17,634            18,966
Dec-99                               23,182            24,053
Dec-00                               20,477            20,701
Dec-01                               17,448            17,407
Dec-02                               14,233            14,103
Dec-03                               18,862            18,988
Dec-04                               21,612            21,979

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                          14.58%
Five Years                        (1.39%)
Ten Years                          8.01%


  The graph compares a $10,000 investment in the First Investors Life International Securities Fund beginning 12/31/94 with a theoretical investment in the MSCI All Country World Free Index (the "Index"). The Index represents both the developed and the emerging markets. The Index includes 49 markets of which emerging markets represent approximately 5.22%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures are from Morgan Stanley & Company, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.4%
              United States--30.5%
    13,250    Abbott Laboratories                                                                 $618,112         $63
     7,500  * Accenture, Ltd. - Class "A"                                                          202,500          20
    10,700    Air Products & Chemicals, Inc.                                                       620,279          63
    12,000    Alcoa, Inc.                                                                          377,040          38
     8,200    Altria Group, Inc.                                                                   501,020          51
     5,100    American Express Company                                                             287,487          29
     9,770    American International Group, Inc.                                                   641,596          65
     5,900    Analog Devices, Inc.                                                                 217,828          22
    10,500  * Applied Materials, Inc.                                                              179,550          18
    23,500    Bank of America Corporation                                                        1,104,265         112
     2,000    Caterpillar, Inc.                                                                    195,020          20
    21,900  * Cisco Systems, Inc.                                                                  422,670          43
    17,200  * Citadel Broadcasting Corporation                                                     278,296          28
    19,849    Citigroup, Inc.                                                                      956,325          97
    18,100    Computer Associates International, Inc.                                              562,186          57
    10,500    ConocoPhillips                                                                       911,715          92
    16,400    CSX Corporation                                                                      657,312          66
    10,900  * Dell, Inc.                                                                           459,326          46
     9,700    DuPont (E.I.) de Nemours & Company                                                   475,785          48
     2,100  * Electronic Arts, Inc.                                                                129,528          13
     5,800    Eli Lilly & Company                                                                  329,150          33
    12,200    First Data Corporation                                                               518,988          53
     5,400  * Fiserv, Inc.                                                                         217,026          22
     4,100    Franklin Resources, Inc.                                                             285,565          29
     4,100    General Dynamics Corporation                                                         428,860          43
    25,300    General Electric Company                                                             923,450          93
     7,600  * Genzyme Corporation                                                                  441,332          45
    10,400    Gillette Company                                                                     465,712          47
    12,900    GlobalSantaFe Corporation                                                            427,119          43
     3,700    Golden West Financial Corporation                                                    227,254          23
     8,100    Ingersoll-Rand Company - Class "A"                                                   650,430          66
    11,740    Intel Corporation                                                                    274,599          28
     7,300    International Paper Company                                                          306,600          31
     7,700  * Lamar Advertising Company - Class "A"                                                329,406          33
     9,800    Lowe's Companies, Inc.                                                               564,382          57
     6,000    Market 2000+ HOLDRs Trust                                                            335,280          34
     9,600    Medtronic, Inc.                                                                      476,832          48
    10,800    Merrill Lynch & Company, Inc.                                                        645,516          65
     7,100    Michaels Stores, Inc.                                                                212,787          22
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
    42,900    Microsoft Corporation                                                             $1,145,859        $116
     6,600  * Mosaic Company                                                                       107,712          11
    13,200    Motorola, Inc.                                                                       227,040          23
    15,800  * Nextel Communications, Inc. - Class "A"                                              474,000          48
     4,500    NIKE, Inc.                                                                           408,105          41
     8,100    Noble Energy, Inc.                                                                   499,446          51
     3,300    Northern Trust Corporation                                                           160,314          16
    10,600  * Pactiv Corporation                                                                   268,074          27
     8,800    PepsiCo, Inc.                                                                        459,360          46
     4,900    PETsMART, Inc.                                                                       174,097          18
    14,062    Pfizer, Inc.                                                                         378,127          38
     8,600  * PG&E Corporation                                                                     286,208          29
    11,500  * Polycom, Inc.                                                                        268,180          27
     3,500    Precision Castparts Corporation                                                      229,880          23
     7,600    Principal Financial Group, Inc.                                                      311,144          31
     6,300    Procter & Gamble Company                                                             347,004          35
     6,300    Rockwell Collins, Inc.                                                               248,472          25
     9,900  * Safeway, Inc.                                                                        195,426          20
    25,100    Schering-Plough Corporation                                                          524,088          53
     9,830    Schlumberger, Ltd.                                                                   658,118          67
    12,700    Sprint Corporation                                                                   315,595          32
    10,394    St. Paul Travelers Companies, Inc.                                                   385,306          39
     9,200    Staples, Inc.                                                                        310,132          31
     2,800    State Street Corporation                                                             137,536          14
    11,400    Texas Instruments, Inc.                                                              280,668          28
    51,600  * Time Warner, Inc.                                                                  1,003,104         102
    17,600    Tyco International, Ltd.                                                             629,024          64
     5,600    United Technologies Corporation                                                      578,760          59
     7,500  * VeriSign, Inc.                                                                       251,400          25
     9,500    Wyeth                                                                                404,605          41
     9,100  * Yahoo!, Inc.                                                                         342,888          35
     4,700    Zions Bancorporation                                                                 319,741          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,187,541       3,053
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--12.4%
    35,000    AstraZeneca PLC                                                                    1,269,343         128
    77,600    Billiton PLC                                                                         909,550          92
    81,300    Centrica PLC                                                                         368,758          37
   160,945    EMI Group PLC                                                                        818,846          83
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
    55,400    Imperial Tobacco Group PLC                                                        $1,517,794        $154
    61,709    Reckitt Benckiser PLC                                                              1,864,800         189
   243,284    Rolls-Royce Group PLC                                                              1,153,691         117
 7,736,431  * Rolls-Royce Group PLC - Class "B"                                                     14,110           1
    64,167    Royal Bank of Scotland Group PLC                                                   2,158,365         218
   788,125    Vodafone Group PLC                                                                 2,137,286         216
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,212,543       1,235
----------------------------------------------------------------------------------------------------------------------
              France--11.6%
    43,900  * Alcatel SA                                                                           683,234          69
    25,100    Axa                                                                                  620,250          63
    11,164    Essilor International SA                                                             874,819          88
    32,307    European Aeronautic Defence and Space Company                                        939,305          95
    43,837    France Telecom SA                                                                  1,451,501         147
    10,500    Groupe Danone                                                                        969,791          98
    11,000    PSA Peugeot Citroen                                                                  698,247          71
     8,300    Sanofi--Aventis                                                                      663,368          67
    21,014    Societe Television Francaise 1                                                       684,090          69
    10,841    Total SA                                                                           2,368,015         240
    48,700  * Vivendi Universal SA                                                               1,554,931         157
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,507,551       1,164
----------------------------------------------------------------------------------------------------------------------
              Japan--7.7%
    21,000    Canon, Inc.                                                                        1,133,307         115
    27,000    Eisai Company, Ltd.                                                                  887,967          90
    17,600  * Electric Power Development Company, Ltd.                                             492,944          50
     4,600    Fast Retailing Company, Ltd.                                                         350,151          35
       109    Japan Tobacco, Inc.                                                                1,244,559         126
        57    Mitsubishi Tokyo Financial Group, Inc.                                               578,511          58
     4,700    ORIX Corporation                                                                     638,470          65
    31,700    Sankyo Company, Ltd.                                                                 716,166          72
    12,500    Shin-Etsu Chemical Company, Ltd.                                                     512,345          52
     6,410    Takefuji Corporation                                                                 433,505          44
       107  * UFJ Holdings, Inc.                                                                   648,453          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,636,378         772
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Germany--5.8%
    39,800  * Bayerische Hypo-und Vereinsbank AG                                                  $905,062         $92
    14,000    DaimlerChrysler AG                                                                   670,790          68
    33,600  * Deutsche Lufthansa AG - Registered                                                   480,457          49
    45,200  * Deutsche Telekom AG                                                                1,022,330         103
    15,500    E.ON AG                                                                            1,415,373         143
     9,700    Muenchener Rueckversicherungs-Gesellschaft AG                                      1,190,448         120
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,684,460         575
----------------------------------------------------------------------------------------------------------------------
              Canada--3.2%
     6,800    Canadian National Railway Company                                                    416,500          42
    13,187    EnCana Corporation                                                                   752,820          76
    13,800    Fairmont Hotels & Resorts, Inc.                                                      478,032          48
     7,400  * Research in Motion, Ltd.                                                             609,908          62
    35,100    Talisman Energy, Inc.                                                                947,698          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,204,958         324
----------------------------------------------------------------------------------------------------------------------
              Netherlands--3.2%
    52,200  * ASML Holding NV                                                                      837,953          85
    39,659    ING Groep NV                                                                       1,199,958         121
   150,100  * Koninklijke Ahold NV                                                               1,162,933         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,200,844         324
----------------------------------------------------------------------------------------------------------------------
              Switzerland--3.2%
    32,960    Novartis AG - Registered                                                           1,660,899         168
    17,890    UBS AG - Registered                                                                1,500,142         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,161,041         320
----------------------------------------------------------------------------------------------------------------------
              South Korea--2.3%
    47,660    Kia Motors Corporation                                                               501,830          51
    14,980    LG Electronics, Inc.                                                                 927,568          94
     4,750    Samsung SDI Company, Ltd.                                                            518,499          52
     6,680    SK Corporation                                                                       367,168          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,315,065         234
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--2.2%
   136,500    Esprit Holdings, Ltd.                                                               $825,389         $83
    73,000    Hutchison Whampoa, Ltd.                                                              683,257          69
    68,000    Sun Hung Kai Properties, Ltd.                                                        680,201          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,188,847         221
----------------------------------------------------------------------------------------------------------------------
              Sweden--1.8%
    11,400    AB SKF - Class "B"                                                                   507,780          52
    62,680    Nordea Bank AB                                                                       631,950          64
   193,200  * Telefonaktiebolaget LM Ericsson AB - Class "B"                                       616,342          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,756,072         178
----------------------------------------------------------------------------------------------------------------------
              Ireland--1.7%
    42,100  * Elan Corporation PLC (ADR)                                                         1,147,225         116
    51,282  * Ryanair Holdings PLC                                                                 365,951          37
     3,500  * Ryanair Holdings PLC (ADR)                                                           142,625          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,655,801         167
----------------------------------------------------------------------------------------------------------------------
              Italy--1.4%
    56,006    Eni SpA                                                                            1,402,243         142
----------------------------------------------------------------------------------------------------------------------
              Taiwan--1.2%
   135,018    Taiwan Semiconductor Manufacturing
                Company, Ltd. (ADR)                                                              1,146,303         116
----------------------------------------------------------------------------------------------------------------------
              Belgium--1.0%
    22,105  * Belgacom SA                                                                          955,470          97
----------------------------------------------------------------------------------------------------------------------
              Spain--.7%
    40,600    Banco Bilbao Vizcaya Argentaria SA                                                   720,171          73
----------------------------------------------------------------------------------------------------------------------
              India--.7%
    10,000    Infosys Technologies, Ltd. (ADR)                                                     693,100          70
----------------------------------------------------------------------------------------------------------------------
              Mexico--.7%
    17,700    Cemex SA de CV (ADR)                                                                 644,457          65
----------------------------------------------------------------------------------------------------------------------
              Indonesia--.6%
    26,100    PT Telekomunikasi Indonesia (ADR)                                                    548,622          55
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
   Shares,                                                                                                      Amount
  Warrants                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Denmark--.5%
     9,700    Carlsberg A/S - Class "B"                                                           $491,060         $50
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $74,109,189)                                                 91,312,527       9,235
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              United States
       742  * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                                1,172          --
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
     5,000  * Vale Do Rio Doce - Class "B" (cost $0)                                                    57          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM FOREIGN GOVERNMENT
              AND AGENCY OBLIGATIONS--5.2%
              Belgium--4.8%
 Euro 3,450M  Belgium Treasury Bill, Zero Coupon, 1/13/05                                        4,686,179         474
----------------------------------------------------------------------------------------------------------------------
              France--.4%
  Euro 295M   French Discount Treasury Bill, Zero Coupon, 1/20/05                                  400,541          41
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Foreign Government
  and Agency Obligations (cost $4,712,570)                                                       5,086,720         515
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.2%
      $225M   U.S. Treasury Bills, 2.17%, 3/3/05 (cost $224,171)+                                  224,240          22
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.1%
     2,114M   UBS Securities, 1.6%, dated 12/31/04, to be
                repurchased at $2,114,282 on 1/3/05
                (collateralized by U.S. Treasury Bonds,
                6.375%, 8/15/27, valued at $2,161,421)
                (cost $2,114,000)                                                                2,114,000         214
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $81,159,930)                                         99.9%     98,738,716       9,986
Other Assets, Less Liabilities                                                          .1         138,803          14
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $98,877,519     $10,000
======================================================================================================================

* Non-income producing

+ See Note 6

  Summary of Abbreviations:
  ADR  American Depositary Receipts


See notes to financial statements






Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2004

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage
Sector                                                                                      of Net Assets        Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology............................................................           9.1%  $9,040,382
Energy.....................................................................................           8.4    8,334,343
Banks......................................................................................           7.4    7,293,772
Capital Goods..............................................................................           7.3    7,182,039
Telecommunication Services.................................................................           7.0    6,904,804
Diversified Financials.....................................................................           6.6    6,555,962
Food, Beverage & Tobacco...................................................................           5.2    5,183,584
Technology Hardware & Equipment............................................................           5.0    4,939,678
Media......................................................................................           4.7    4,668,673
Materials..................................................................................           4.3    4,221,898
Software & Services........................................................................           4.1    4,063,475
Semiconductors & Semiconductor Equipment...................................................           3.0    2,936,901
Insurance..................................................................................           2.9    2,837,600
Household & Personal Products..............................................................           2.7    2,677,516
Utilities..................................................................................           2.6    2,563,283
Retailing..................................................................................           2.5    2,436,938
Transportation.............................................................................           2.1    2,062,845
Automobiles & Components...................................................................           1.9    1,870,867
Food & Staples Retailing...................................................................           1.4    1,358,359
Health Care Equipment & Services...........................................................           1.4    1,351,651
Consumer Durables & Apparel................................................................           1.4    1,335,673
Real Estate................................................................................            .7      680,201
Hotels/Restaurants/Leisure.................................................................            .5      478,032
Pooled Vehicle.............................................................................            .3      335,280
Short-Term Foreign Government and Agency Obligations.......................................           5.1    5,086,720
Short-Term U.S. Government Obligations.....................................................            .2      224,240
Repurchase Agreement.......................................................................           2.1    2,114,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                           99.9   98,738,716
Other Assets, Less Liabilities                                                .                         1      138,803
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                          100.0% $98,877,519
======================================================================================================================


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE INVESTMENT GRADE FUND


Dear Investor:

This is the annual report for the First Investors Life Investment Grade Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 4.0%, including dividends of 67 cents per share.

Although the corporate bond market did not match the outperformance it experienced in 2003, corporate bonds again beat government bond benchmarks during the reporting period. This was in part due to a series of capital structure policies adopted by the corporate sector to improve creditworthiness following a series of difficult credit problems in 2002. Companies in general increased their financial liquidity, reduced debt and limited themselves to only moderate amounts of equity buybacks. Also, as interest rates remained low by historical standards, investors around the world increased their demand for corporate bonds in an attempt to earn higher yields.

The most important drivers of the Fund's performance were the interest rate environment and the Fund's sector concentrations. The Fund intentionally shortened the average duration of its holdings from 5.23 years to 4.72 years during the period in order to guard against the effects of expected increases in interest rates on its portfolio. However, this adjustment did not benefit the Fund as interest rates for longer maturities actually declined during the latter part of the year.

The Fund's holdings in the airline, utilities and forest products sectors performed well during the year. Concentrations in the rate-sensitive financial services sector lagged slightly due to continuing interest rate concerns. The Fund's underweight positions in the energy sector, telecommunications and basic manufacturing industries also hurt performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.


Sincerely,

\S\ GEORGE V. GANTER

George V. Ganter
Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE INVESTMENT GRADE FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)      (12/31/04)  (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,043.83        $3.70
Hypothetical (5% return before expenses)          $1,000.00      $1,021.52        $3.66
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                                 18.0%
Industrials                                15.9%
Consumer Staples                           13.9%
U.S. Government Obligations                11.1%
Consumer Discretionary                      8.2%
Real Estate Investment Trusts               7.8%
Materials                                   6.8%
Utilities                                   6.4%
Telecommunications                          4.0%
Health Care                                 2.3%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE INVESTMENT GRADE FUND


Comparison of change in value of $10,000 investment in the First Investors Life Investment Grade Fund, the Lehman Brothers U.S. Credit Index and the Merrill Lynch U.S. Corporate Master Index.+

First Investors Life Series Investment Grade Fund
Graph Plot Points
As of December 31, 2004

                              Investment            Lehman     Merrill Lynch
                                   Grade         US Credit    U.S. Corporate
                                    Fund             Index             Index

Dec-94                           $10,000           $10,000           $10,000
Dec-95                            11,969            12,225            12,155
Dec-96                            12,309            12,626            12,567
Dec-97                            13,517            13,918            13,872
Dec-98                            14,753            15,111            15,082
Dec-99                            14,380            14,816            14,798
Dec-00                            15,748            16,207            16,149
Dec-01                            16,985            17,893            17,878
Dec-02                            18,320            19,776            19,696
Dec-03                            19,896            21,299            21,333
Dec-04                            20,699            22,414            22,488

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                           4.04%
Five Years                         7.56%
Ten Years                          7.55%


  The graph compares a $10,000 investment in the First Investors Life Investment Grade Fund beginning 12/31/94 with theoretical investments in the Lehman Brothers U.S. Credit Index and the Merrill Lynch U.S. Corporate Master Index (the "Indices"). The Indices include all publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $150 million. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04. During the years shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.89%, 7.40% and 7.33%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers U.S. Credit Index figures are from Lehman Brothers, Inc., Merrill Lynch U.S. Corporate Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch U.S. Corporate Master
  Index because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers U.S. Credit Index.


Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--79.1%
              Aerospace/Defense--3.1%
              Honeywell International, Inc.:
      $450M     7.5%, 2010                                                                        $520,469        $138
       125M     6.125%, 2011                                                                       137,872          37
              Precision Castparts Corp.:
       300M     8.75%, 2005                                                                        303,155          80
       100M     5.6%, 2013                                                                         102,147          27
       100M   TRW, Inc., 7.125%, 2009                                                              109,839          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,173,482         311
----------------------------------------------------------------------------------------------------------------------
              Automotive--1.7%
       350M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                          404,986         107
       224M   Ford Motor Co., 8.9%, 2032                                                           255,355          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                   660,341         175
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.9%
       300M   Lubrizol Corp., 7.25%, 2025                                                          328,290          87
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--1.3%
       200M   Colgate-Palmolive Co., 7.84%, 2007                                                   219,764          59
       150M   Procter & Gamble Co., 4.85%, 2015                                                    151,467          40
       100M   Unilever Capital Corp., 6.875%, 2005                                                 103,113          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                   474,344         126
----------------------------------------------------------------------------------------------------------------------
              Energy--1.7%
       300M   Repsol International Finance BV, 7.45%, 2005                                         307,018          81
       100M   Sunoco, Inc., 9.375%, 2016                                                           107,302          29
       200M   Texaco Capital, Inc., 8.25%, 2006                                                    216,661          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                   630,981         167
----------------------------------------------------------------------------------------------------------------------
              Financial--5.0%
       125M   American General Finance Corp., 8.125%, 2009                                         144,616          39
       300M   CIT Group Holdings, Inc., 7.75%, 2012                                                355,616          94
              ERAC USA Finance Enterprise Co.:
       100M     7.35%, 2008+                                                                       110,558          29
       250M     8%, 2011+                                                                          294,656          78
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
              General Electric Capital Corp.:
      $150M     7.875%, 2006                                                                      $162,106         $43
       144M     8.5%, 2008                                                                         165,603          44
       400M   General Motors Acceptance Corp., 7.75%, 2010                                         429,774         114
       200M   Household Finance Corp., 6.5%, 2008                                                  217,702          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,880,631         499
----------------------------------------------------------------------------------------------------------------------
              Financial Services--12.6%
              Bank of America Corp.:
       250M     7.8%, 2010                                                                         291,037          77
        75M     7.4%, 2011                                                                          86,986          23
       300M   Bank One Corp., 7.875%, 2010                                                         350,331          93
       300M   Chase Manhattan Corp., 7.875%, 2010                                                  350,710          93
       150M   Comerica, 7.125%, 2013                                                               165,937          44
       100M   Fifth Third Bank, 3.375%, 2008                                                        98,740          26
       250M   First Union National Bank, 7.8%, 2010                                                293,957          78
       300M   Fleet Capital Trust II, 7.92%, 2026                                                  325,399          86
       250M   Florida Windstorm Underwriting Assoc., 7.125%, 2019+                                 292,395          78
       300M   Greenpoint Bank, 9.25%, 2010                                                         370,792          98
       225M   Huntington National Bank, 8%, 2010                                                   261,781          69
       125M   JPMorgan Chase & Co., 6.625%, 2012                                                   140,117          37
       200M   Manufacturers & Traders Trust Co., 8%, 2010                                          237,470          63
       100M   National City Bank of Pennsylvania, 7.25%, 2011                                      116,230          31
       100M   Old National Bank, 6.75%, 2011                                                       112,310          30
       384M   Republic NY Corp., 7.75%, 2009                                                       437,573         116
       400M   Royal Bank of Scotland Group PLC, 5%, 2014                                           404,816         108
       350M   Washington Mutual, Inc., 8.25%, 2010                                                 409,922         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,746,503       1,259
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--4.0%
              Coca-Cola Enterprises, Inc.:
       250M     7.125%, 2009                                                                       282,847          75
       100M     7.125%, 2017                                                                       118,566          31
       400M   ConAgra Foods, Inc., 6.75%, 2011                                                     450,644         119
       300M   Hershey Foods Corp., 6.7%, 2005                                                      307,636          82
       200M   Pepsi Bottling Group, Inc., 7%, 2029                                                 241,799          64
       100M   Philip Morris Companies, Inc., 6.95%, 2006                                           103,903          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,505,395         399
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.4%
      $200M   Delhaize America, Inc., 8.125%, 2011                                                $234,145         $62
       200M   Kroger Co., 6.8%, 2018                                                               227,491          61
              Safeway, Inc.:
       200M     7%, 2007                                                                           215,897          57
       200M     6.5%, 2011                                                                         219,316          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                   896,849         238
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--3.1%
       350M   International Paper Co., 6.75%, 2011                                                 392,929         104
       275M   Sappi Papier Holding AG, 6.75%, 2012+                                                306,007          81
              Weyerhaeuser Co.:
       100M     7.25%, 2013                                                                        116,080          31
       300M     7.5%, 2013                                                                         354,167          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,169,183         310
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.8%
       250M   MGM Mirage, Inc., 8.5%, 2010                                                         285,625          76
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.3%
       200M   Becton, Dickinson & Co., 7.15%, 2009                                                 226,597          60
       225M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            228,984          61
       200M   Tenet Healthcare Corp., 6.375%, 2011                                                 186,500          49
       200M   Wyeth, 6.95%, 2011                                                                   225,479          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                   867,560         230
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.8%
       125M   Ingersoll-Rand Co., 9%, 2021                                                         169,971          45
       300M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 342,326          91
              United Technologies Corp.:
       100M     6.5%, 2009                                                                         110,272          29
       200M     7.125%, 2010                                                                       230,034          61
       180M     6.1%, 2012                                                                         198,353          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,050,956         279
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.8%
              Comcast Cable Communications, Inc.:
      $200M     8.375%, 2007                                                                      $221,308         $59
       250M     7.125%, 2013                                                                       290,107          77
       250M   Cox Communications, Inc., 5.5%, 2015                                                 249,075          66
       300M   PanAmSat Corp., 6.375%, 2008                                                         311,250          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,071,740         284
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--4.4%
       100M   AOL Time Warner, Inc., 6.875%, 2012                                                  114,052          30
       330M   Cox Enterprises, Inc., 8%, 2007+                                                     355,115          94
       300M   New York Times Co., 7.625%, 2005                                                     302,812          80
       200M   News America, Inc., 7.3%, 2028                                                       229,854          61
       200M   Time Warner, Inc., 6.875%, 2018                                                      226,659          60
              Viacom, Inc.:
       225M     7.75%, 2005                                                                        229,027          61
        75M     8.875%, 2014                                                                        97,369          26
       100M   Walt Disney Co., 7.3%, 2005                                                          100,429          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,655,317         439
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--2.7%
       200M   Alcoa, Inc., 6%, 2012                                                                218,798          58
       400M   Hanson PLC, 7.875%, 2010                                                             465,221         123
       300M   Thiokol Corp., 6.625%, 2008                                                          324,558          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,008,577         267
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--6.7%
       100M   Archstone-Smith Trust, 7.9%, 2016                                                    117,465          31
       470M   AvalonBay Communities, Inc., 7.5%, 2010                                              541,552         144
       350M   Boston Properties, Inc., 5%, 2015                                                    341,991          91
       185M   Duke-Weeks Realty Corp., 7.75%, 2009                                                 211,980          56
       300M   EOP Operating LP, 8.1%, 2010                                                         351,959          93
       400M   Mack-Cali Realty LP, 7.75%, 2011                                                     464,448         123
       425M   Simon Property Group, Inc., 7.875%, 2016+                                            505,420         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,534,815         672
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.3%
      $300M   Federated Department Stores, Inc., 7.45%, 2017                                      $353,195         $94
       100M   Lowe's Companies, Inc., 8.25%, 2010                                                  120,054          32
       325M   RadioShack Corp., 7.375%, 2011                                                       369,859          98
       350M   Target Corp., 7.5%, 2010                                                             409,672         109
              Wal-Mart Stores, Inc.:
       150M     8%, 2006                                                                           161,303          43
       200M     4.125%, 2011                                                                       200,986          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,615,069         429
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--3.9%
       300M   Deutsche Telekom AG, 8.5%, 2010                                                      357,811          95
       200M   New York Telephone Co., 6.125%, 2010                                                 212,443          56
       200M   SBC Communications, Inc., 6.25%, 2011                                                219,719          58
       375M   Sprint Capital Corp., 6.375%, 2009                                                   407,646         108
       250M   Vodafone AirTouch PLC, 7.75%, 2010                                                   290,426          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,488,045         394
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.5%
              Burlington Northern Santa Fe Corp.:
       275M     7.875%, 2007                                                                       300,206          80
       250M     7.125%, 2010                                                                       285,844          76
              Canadian National Railway Co.:
       150M     6.45%, 2006                                                                        156,386          41
       150M     7.375%, 2031                                                                       185,501          49
       100M   FedEx Corp., 3.5%, 2009                                                               98,008          26
       100M   Norfolk Southern Corp., 7.7%, 2017                                                   123,040          33
       500M   Union Pacific Corp., 7.375%, 2009                                                    565,246         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,714,231         455
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.2%
       300M   Columbia Energy Group, 6.8%, 2005                                                    309,290          82
       265M   Consumers Energy Co., 6.375%, 2008                                                   283,554          75
       200M   DPL, Inc., 6.875%, 2011                                                              219,426          58
       300M   Duke Capital Corp., 8%, 2019                                                         366,948          97
       125M   Eastern Energy, Ltd., 6.75%, 2006+                                                   132,375          35
       209M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          216,351          57
       300M   NiSource Finance Corp., 7.875%, 2010                                                 353,097          94
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $250M   PP&L Capital Funding, Inc., 8.375%, 2007                                            $275,471         $73
       178M   Wisconsin Power & Light Co., 7%, 2007                                                190,995          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,347,507         622
----------------------------------------------------------------------------------------------------------------------
              Waste Management--1.9%
              Allied Waste NA, Inc.:
       250M     8.875%, 2008                                                                       268,750          71
       100M     5.75%, 2011                                                                         94,500          25
              Waste Management, Inc.:
       100M     6.875%, 2009                                                                       110,903          30
       200M     7.375%, 2010                                                                       229,517          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                   703,670         187
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $27,922,407)                                               29,809,111       7,905
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--7.8%
              U.S. Treasury Notes:
     1,000M     6.625%, 5/15/07                                                                  1,079,102         286
       500M     5.625%, 5/15/08                                                                    536,446         142
       500M     6%, 8/15/09                                                                        551,602         146
       700M     6.5%, 2/15/10                                                                      792,723         210
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,906,206)                                     2,959,873         784
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--4.2%
              Real Estate--1.0%
       320M   FDA Queens LP, 6.99%, 2017+                                                          357,730          95
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.2%
        76M   American Airlines, Inc., 7.377%, 2019                                                 53,612          14
              Continental Airlines, Inc.:
        97M     6.748%, 2017                                                                        79,102          21
       416M     8.388%, 2020                                                                       332,608          88
       216M   FedEx Corp., 7.5%, 2018                                                              252,264          67
       176M   Northwest Airlines, Inc., 8.072%, 2019                                               196,359          52
       237M   NWA Trust, 10.23%, 2012                                                              218,969          58
        75M   Southwest Airlines Co., 6.126%, 2006                                                  78,350          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,211,264         321
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,695,978)                                       1,568,994         416
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--3.0%
              Fannie Mae:
      $400M     6.125%, 2012                                                                      $445,078        $118
       300M     5%, 2016                                                                           290,072          77
              Freddie Mac:
       100M     4.6%, 2018                                                                          94,603          25
       100M     5%, 2018                                                                            94,666          25
       200M   Tennessee Valley Authority, 5.375%, 2008                                             212,286          57
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,125,949)                              1,136,705         302
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--1.4%
              General Obligation--.2%
        75M   McKeesport Pennsylvania, 7.3%, 2020                                                   82,896          22
----------------------------------------------------------------------------------------------------------------------
              Housing--1.2%
              Virginia State Housing Development Authority:
       335M     Series "A", 6.51%, 2019                                                            355,961          94
       100M     Series "M", 7%, 2022                                                               108,969          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                   464,930         123
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $485,449)                                                     547,826         145
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.3%
       175M   ChevronTexaco Corp., 2.26%, 1/7/05                                                   174,934          46
       300M   International Business Machines Corp., 2.25%, 1/12/05                                299,793          80
       400M   Toyota Motor Credit Co., 2.29%, 1/6/05                                               399,873         106
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $874,600)                                          874,600         232
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $35,010,589)                                         97.8%     36,897,109       9,784
Other Assets, Less Liabilities                                                         2.2         814,928         216
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $37,712,037     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND


Dear Investor:

This is the annual report for the First Investors Life Target Maturity Funds for the year ended December 31, 2004. During the year, the Funds' returns on a net asset value basis were 1.1% for Target Maturity 2007, 4.0% for Target Maturity 2010 and 8.5% for Target Maturity 2015, including dividends of 80 cents, 73 cents and 51 cents per share, respectively, and capital gains of 38 cents per share for Target Maturity 2007 and 6 cents per share for Target Maturity 2010.

The Funds' investment objective is to seek a predictable compounded return for investors who hold the Funds until maturity. In order to meet this objective, the Funds are fully invested in high-quality zero coupon bonds. These bonds are very sensitive to changes in interest rates.

The primary factor affecting the performance of the Funds was the change in interest rates during the year. Specifically, shorter-term interest rates rose while longer-term interest rates fell. Reflecting these relative movements, the Target Maturity 2007 Fund had the lowest return while the Target Maturity 2015 Fund had the highest return.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
  and Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)      (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,017.94        $3.60
Hypothetical (5% return before expenses)          $1,000.00      $1,021.57        $3.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .71%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
ASSET ALLOCATION

(BAR CHART: Asset Allocation)

U.S. Government Agency Zero Coupon Obligations         74.8%
U.S. Government Zero Coupon Obligations                25.2%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND


Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2007 Fund and the Citigroup Treasury/Government Sponsored Index.


First Investors Life Series Target Maturity 2007 Fund
Graph Plot Points
As of December 31, 2004

                       Target Maturity   Citigroup Treasury/
                                  2007      Govt. Sponsored
                                  Fund                Index

Apr-95                         $10,000              $10,000
Dec-95                          12,260               11,162
Dec-96                          11,996               11,470
Dec-97                          13,601               12,577
Dec-98                          15,637               13,816
Dec-99                          14,169               13,508
Dec-00                          16,499               15,284
Dec-01                          17,779               16,389
Dec-02                          20,461               18,284
Dec-03                          20,850               18,735
Dec-04                          21,084               19,393

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                           1.12%
Five Years                         8.27%
Since Inception
(4/26/95)                          8.00%


  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2007 Fund beginning 4/26/95 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/04. During the periods shown, some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Since Inception would have been .97%, 8.11% and 7.74%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                       Effective                  $10,000 of
    Amount    Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--75.4%
              Agency For International Development - Israel:
    $1,513M     8/15/2007                                                             3.37%     $1,385,882        $593
     1,000M     11/15/2007                                                            3.40         907,545         389
     6,904M   Government Trust Certificate - Israel Trust,
                11/15/2007                                                            3.79       6,218,737       2,662
       586M   International Bank for Reconstruction &
                Development, 8/15/2007                                                3.79         531,030         227
     6,456M   Resolution Funding Corporation,
                10/15/2007                                                            3.31       5,890,984       2,522
              Tennessee Valley Authority:
       366M     5/1/2007                                                              3.50         337,546         145
     2,600M     11/1/2007                                                             3.62       2,348,375       1,005
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $16,180,116)                                                                  17,620,099       7,543
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--25.4%
     6,510M   U.S. Treasury Strips, 11/15/2007
                (cost $5,365,001)                                                     3.22       5,938,676       2,542
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,545,117)                             100.8%                23,558,775      10,085
Excess Of Liabilities Over Other Assets                                     (.8)                  (198,660)        (85)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%               $23,360,115     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at
  December 31, 2004.


See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                  (7/1/04)      (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,043.90      $3.85
Hypothetical (5% return before expenses)          $1,000.00      $1,021.37      $3.81
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
ASSET ALLOCATION

(BAR CHART: Asset Allocation)

U.S. Government Agency Zero Coupon Obligations         65.0%
U.S. Government Zero Coupon Obligations                35.0%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND


Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2010 Fund and the Citigroup Treasury/ Government Sponsored Index.


First Investors Life Series Target Maturity 2010 Fund
Graph Plot Points
As of December 31, 2004

                       Target Maturity   Citigroup Treasury/
                                  2010      Govt. Sponsored
                                  Fund                Index

Apr-96                         $10,000              $10,000
Dec-96                          11,160               10,596
Dec-97                          12,930               11,619
Dec-98                          14,787               12,763
Dec-99                          13,053               12,478
Dec-00                          15,802               14,119
Dec-01                          16,616               15,140
Dec-02                          19,753               16,890
Dec-03                          20,315               17,307
Dec-04                          21,119               17,915

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                           3.96%
Five Years                        10.10%
Since Inception
(4/30/96)                          9.00%


  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2010 Fund beginning 4/30/96 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/04. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Since Inception would have been 3.81%, 9.94% and 8.78%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                       Effective                  $10,000 of
    Amount    Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--64.4%
              Agency For International Development - Israel:
    $1,303M     8/15/2010                                                             3.97%     $1,044,776        $626
       495M     9/15/2010                                                             3.97         395,451         237
              Fannie Mae:
     1,260M     8/7/2010                                                              4.20         998,413         598
       700M     10/8/2010                                                             4.18         551,261         330
       600M     11/29/2010                                                            4.21         468,912         281
       821M     2/1/2011                                                              4.66         620,193         372
     1,100M   Freddie Mac, 9/15/2010                                                  4.08         873,603         524
       500M   Government Trust Certificate - Israel
                Trust, 11/15/2010                                                     4.24         390,679         234
     1,990M   Government Trust Certificate - Turkey
                Trust, 11/15/2010                                                     4.24       1,554,905         932
              Resolution Funding Corporation:
       650M     10/15/2010                                                            3.92         519,076         311
     2,998M     1/15/2011                                                             4.02       2,356,872       1,412
     1,250M   Tennessee Valley Authority, 11/1/2010                                   4.22         979,645         587
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $9,387,258)                                                                   10,753,786       6,444
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--34.8%
     7,235M   U.S. Treasury Strips, 11/15/2010
                (cost $5,072,038)                                                     3.80       5,801,334       3,476
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,459,296)                              99.2%                16,555,120       9,920
Other Assets, Less Liabilities                                               .8                    133,611          80
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%               $16,688,731     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at
  December 31, 2004.


See notes to financial statements



Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                   (7/1/04)     (12/31/04)  (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,086.17        $3.83
Hypothetical (5% return before expenses)          $1,000.00      $1,021.47        $3.71
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
ASSET ALLOCATION

(BAR CHART: Asset Allocation)

U.S. Government Agency Zero Coupon Obligations         50.7%
U.S. Government Zero Coupon Obligations                49.3%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND


Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2015 Fund and the Citigroup Treasury/Government Sponsored Index.


First Investors Life Series Target Maturity 2015 Fund
Graph Plot Points
As of December 31, 2004

                       Target Maturity   Citigroup Treasury/
                                  2015      Govt. Sponsored
                                  Fund                Index

Nov-99                         $10,000              $10,000
Dec-99                           9,510                9,928
Dec-00                          11,888               11,234
Dec-01                          11,990               12,046
Dec-02                          14,790               13,438
Dec-03                          15,270               13,770
Dec-04                          16,564               14,253

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                           8.47%
Five Years                        11.74%
Since Inception
(11/8/99)                         10.29%


  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2015 Fund beginning 11/8/99 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/04. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Since Inception would have been 8.32%, 11.57% and 10.08%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
December 31, 2004


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                       Effective                  $10,000 of
    Amount    Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--50.4%
              Agency For International Development - Israel:
      $698M     9/15/2015                                                             4.76%       $421,917        $253
       900M     11/1/2015                                                             4.78         539,519         323
     1,584M     11/15/2015                                                            4.79         947,158         568
       300M     3/15/2016                                                             4.83         175,750         105
              Fannie Mae:
       150M     2/12/2015                                                             4.77          93,148          56
       243M     8/12/2015                                                             4.81         146,739          88
       600M     9/23/2015                                                             5.01         352,908         211
       908M     11/15/2015                                                            4.91         535,802         321
       650M   Federal Judiciary Office Building,
                2/15/2015                                                             4.73         405,056         243
              Freddie Mac:
       550M     3/15/2015                                                             4.79         339,391         203
     1,760M     9/15/2015                                                             4.85       1,053,680         631
       625M     1/15/2016                                                             4.90         366,339         220
       210M   Government Trust Certificate - Turkey
                Trust 5/15/2015                                                       4.96         126,367          76
       200M   International Bank for Reconstruction
                & Development, 2/15/2015                                              5.08         120,399          72
              Resolution Funding Corporation:
     2,358M     10/15/2015                                                            4.73       1,423,350         853
       320M     1/15/2016                                                             4.77         190,228         114
     2,000M   Tennessee Valley Authority, 11/1/2015                                   5.04       1,166,024         699
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $7,592,535)                                                                    8,403,775       5,036
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--48.9%
    13,275M   U.S. Treasury Strips, 11/15/2015
                (cost $7,404,984)                                                     4.53       8,158,948       4,889
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,997,519)                              99.3%                16,562,723       9,925
Other Assets, Less Liabilities                                               .7                    126,040          75
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%               $16,688,763     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at
  December 31, 2004.


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE VALUE FUND


Dear Investor:

This is the annual report for the First Investors Life Value Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 16.4%, including dividends of 22 cents per share.

The Fund's performance was largely driven by the improving economy, solid results of the equity markets, the general outperformance of value stocks and rising energy prices. The Fund generated strong returns across multiple sectors and market capitalization classes.

A major reason for the Fund's outperformance compared with the S&P 500 Index was its multi-cap approach. Approximately half of the Fund's assets were invested in mid- and small-cap stocks, which outperformed the large-cap sector.

Another factor in the Fund's outperformance was the strong performance of its holdings in the financial services sector. Brascan, a Canadian asset management company with major investments in real estate and power generation, and T. Rowe Price, an investment management company, generated exceptional returns.

The Fund's holdings in the technology, consumer discretionary, energy and health care sectors also aided performance. The energy sector's strong performance for the year was driven by a sharp rise in oil prices. Diamond Offshore Drilling, a deepwater drilling contractor, was among the top-performing energy stocks for the Fund. Among the Fund's consumer discretionary holdings, J.C. Penney posted strong performance, in part due to the sale of its struggling Eckerd drugstore business.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS LIFE VALUE FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                   (7/1/04)      (12/31/04) (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,088.96        $4.36
Hypothetical (5% return before expenses)          $1,000.00      $1,020.97        $4.22
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                                 26.9%
Consumer Discretionary                     15.0%
Energy                                      9.0%
Industrials                                 8.8%
Consumer Staples                            8.4%
Materials                                   7.1%
Utilities                                   5.9%
Health Care                                 5.6%
Telecommunications                          4.4%
Information Technology                      4.3%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS LIFE VALUE FUND


Comparison of change in value of $10,000 investment in the First Investors Life Value Fund and the Standard & Poor's 500 Index.


First Investors Life Series Value Fund
Graph Plot Points
As of December 31, 2004


                                        Value           S&P 500
                                         Fund             Index

Dec-94                                $10,000           $10,000
Dec-95                                 13,026            13,758
Dec-96                                 14,274            16,917
Dec-97                                 17,852            22,561
Dec-98                                 20,097            29,009
Dec-99                                 23,597            35,113
Dec-00                                 23,458            31,916
Dec-01                                 18,698            28,123
Dec-02                                 14,660            21,907
Dec-03                                 18,704            28,191
Dec-04                                 21,769            31,258

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
One Year                          16.39%
Five Years                        (1.60%)
Ten Years                          8.09%


  The graph compares a $10,000 investment in the First Investors Life Value Fund beginning 12/31/94 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04. During certain of the years shown, some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for Five Years and Ten Years would have been (1.63%) and 7.94%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE VALUE FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--91.5%
              Consumer Discretionary--14.8%
    20,600    Bob Evans Farms, Inc.                                                               $538,484         $78
    16,500    Clear Channel Communications, Inc.                                                   552,585          80
    14,100    Genuine Parts Company                                                                621,246          89
    22,400    Hancock Fabrics, Inc.                                                                232,288          33
    11,900    Home Depot, Inc.                                                                     508,606          73
    17,500    J.C. Penney Company, Inc. (Holding Company)                                          724,500         104
     9,100    Jones Apparel Group, Inc.                                                            332,787          48
    20,200    Kimball International, Inc. - Class "B"                                              299,162          43
    11,000    Lee Enterprises, Inc.                                                                506,880          73
    19,100    Leggett & Platt, Inc.                                                                543,013          78
     5,900    Liberty Corporation                                                                  259,364          37
     5,462    Limited Brands                                                                       125,735          18
     4,500    Magna International, Inc. - Class "A"                                                371,475          53
    17,400    May Department Stores Company                                                        511,560          74
    30,700    McDonald's Corporation                                                               984,242         142
    30,800    Natuzzi SpA (ADR)                                                                    334,180          48
    10,200    Newell Rubbermaid, Inc.                                                              246,738          36
    10,700    OshKosh B'Gosh, Inc. - Class "A"                                                     228,980          33
     8,500    Outback Steakhouse, Inc.                                                             389,130          56
    53,600    Pearson PLC (ADR)                                                                    651,776          94
     6,100    Talbots, Inc.                                                                        166,103          24
     9,100    Tupperware Corporation                                                               188,552          27
    33,700    Walt Disney Company                                                                  936,860         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,254,246       1,476
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.2%
     5,800    American Italian Pasta Company - Class "A"                                           134,850          19
    11,000    Brown-Forman Corporation - Class "B"                                                 535,480          77
    16,700    Coca-Cola Company                                                                    695,221         100
    21,000    ConAgra Foods, Inc.                                                                  618,450          89
     5,895  * Del Monte Foods Company                                                               64,963           9
    12,200    Diageo PLC (ADR)                                                                     706,136         102
     7,100    Fomento Economico Mexicano, SA de CV (ADR)                                           373,531          54
    13,500    H.J. Heinz Company                                                                   526,365          76
     8,400    Kimberly-Clark Corporation                                                           552,804          80
    15,600    Ruddick Corporation                                                                  338,364          49
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    13,400    Sara Lee Corporation                                                                $323,476         $47
    21,800    Tasty Baking Company                                                                 176,362          25
    14,000    UST, Inc.                                                                            673,540          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,719,542         824
----------------------------------------------------------------------------------------------------------------------
              Energy--8.9%
     8,300    Anadarko Petroleum Corporation                                                       537,923          77
    11,000    BP PLC (ADR)                                                                         642,400          92
    11,200    ChevronTexaco Corporation                                                            588,112          85
     8,600    ConocoPhillips                                                                       746,738         107
    14,000    Diamond Offshore Drilling, Inc.                                                      560,700          81
    11,000    Kerr-McGee Corporation                                                               635,690          92
    15,800    Marathon Oil Corporation                                                             594,238          86
    12,300    Royal Dutch Petroleum Company - NY Shares (ADR)                                      705,774         102
    15,400    Tidewater, Inc.                                                                      548,394          79
    14,300    Unocal Corporation                                                                   618,332          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,178,301         890
----------------------------------------------------------------------------------------------------------------------
              Financials--24.9%
    13,800    A.G. Edwards, Inc.                                                                   596,298          86
     4,400    ACE, Ltd.                                                                            188,100          27
    15,600    Allstate Corporation                                                                 806,832         116
    18,900    AmSouth Bancorporation                                                               489,510          71
    16,100    Amvescap PLC (ADR)                                                                   202,216          29
    24,500    Aon Corporation                                                                      584,570          84
    15,992    Bank of America Corporation                                                          751,464         108
    20,800    Bank of New York Company, Inc.                                                       695,136         100
    14,700    Banknorth Group, Inc.                                                                538,020          77
    22,450    Brascan Corporation - Class "A"                                                      808,425         116
    13,545    Cincinnati Financial Corporation                                                     599,502          86
     7,600    Comerica, Inc.                                                                       463,752          67
    12,500    CRT Properties, Inc. (REIT)                                                          298,250          43
    43,100    Eagle Hospitality Properties Trust, Inc.                                             443,930          64
     1,800    Endurance Specialty Holdings, Ltd.                                                    61,560           9
    10,100    Erie Indemnity Company - Class "A"                                                   530,957          77
     8,900    FBL Financial Group, Inc. - Class "A"                                                254,095          37
     9,500    Jefferson-Pilot Corporation                                                          493,620          71
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    16,500    KeyCorp                                                                             $559,350         $81
     9,200    Lincoln National Corporation                                                         429,456          62
    12,600    Merrill Lynch & Company, Inc.                                                        753,102         108
    12,300    Montpelier Re Holdings, Ltd.                                                         472,935          68
    13,100    Morgan Stanley                                                                       727,312         105
    17,200    New York Community Bancorp, Inc.                                                     353,804          51
    27,700    NewAlliance Bancshares, Inc.                                                         423,810          61
     6,800    One Liberty Properties, Inc. (REIT)                                                  140,896          20
    16,200    Plum Creek Timber Company, Inc. (REIT)                                               622,728          90
     9,100    PNC Financial Services Group                                                         522,704          75
    14,700    Protective Life Corporation                                                          627,543          90
    11,700    PXRE Group, Ltd.                                                                     294,957          43
    21,400    Sky Financial Group, Inc.                                                            613,538          88
     7,800    SunTrust Banks, Inc.                                                                 576,264          83
    11,100    T. Rowe Price Group, Inc.                                                            690,420          99
    10,600    Wells Fargo & Company                                                                658,790          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,273,846       2,487
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.6%
    15,100    Abbott Laboratories                                                                  704,415         102
    11,600    GlaxoSmithKline PLC (ADR)                                                            549,724          79
    11,200    Johnson & Johnson                                                                    710,304         102
     9,900    Novartis AG                                                                          500,346          72
    24,300    Pfizer, Inc.                                                                         653,427          94
    23,500    Schering-Plough Corporation                                                          490,680          71
     2,164  * WellPoint, Inc.                                                                      248,860          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,857,756         556
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.7%
     7,000    A.O. Smith Corporation                                                               209,580          30
     9,900    Adesa, Inc.                                                                          210,078          30
       900    Alexander & Baldwin, Inc.                                                             38,178           6
    11,200    Baldor Electric Company                                                              308,336          44
     9,800    Dover Corporation                                                                    411,012          59
    15,300    Federal Signal Corporation                                                           270,198          39
     6,100    General Dynamics Corporation                                                         638,060          92
    18,200    Honeywell International, Inc.                                                        644,462          93
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    18,800    Masco Corporation                                                                   $686,764         $99
    18,800    Norfolk Southern Corporation                                                         680,372          98
    20,500    Pall Corporation                                                                     593,475          86
    13,700    Pitney Bowes, Inc.                                                                   634,036          91
     4,700    SPX Corporation                                                                      188,282          27
     9,400    Stewart & Stevenson Services, Inc.                                                   190,162          27
     6,300    Teleflex, Inc.                                                                       327,222          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,030,217         868
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.2%
    14,700    Automatic Data Processing, Inc.                                                      651,945          94
    20,000    AVX Corporation                                                                      252,000          36
     1,943  * Freescale Semiconductor, Inc.                                                         35,673           5
    27,300    Hewlett-Packard Company                                                              572,481          82
    10,900    Intersil Corporation - Class "A"                                                     182,466          26
    20,400    Methode Electronics, Inc. - Class "A"                                                262,140          38
    17,600    Motorola, Inc.                                                                       302,720          44
    24,900    Nokia Corporation - Class "A" (ADR)                                                  390,183          56
     8,300    Paychex, Inc.                                                                        282,864          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,932,472         422
----------------------------------------------------------------------------------------------------------------------
              Materials--6.9%
     9,400    Air Products & Chemicals, Inc.                                                       544,918          79
    14,200    Alcoa, Inc.                                                                          446,164          64
    17,200    Compass Minerals International, Inc.                                                 416,756          60
    14,900    Du Pont (E.I.) de Nemours & Company                                                  730,845         105
    23,600    Glatfelter                                                                           360,608          52
    12,400    Great Lakes Chemical Corporation                                                     353,276          51
    18,600    Lubrizol Corporation                                                                 685,596          99
    13,970    Myers Industries, Inc.                                                               178,816          26
       254    Neenah Paper, Inc.                                                                     8,280           1
    22,100    Sonoco Products Company                                                              655,265          94
     5,400    Vulcan Materials Company                                                             294,894          42
     2,400    Weyerhaeuser Company                                                                 161,328          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,836,746         696
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--3.8%
    17,700    BellSouth Corporation                                                               $491,883         $71
    10,700    CT Communications, Inc.                                                              131,610          19
     8,032    D&E Communications, Inc.                                                              96,786          14
    15,200    Nippon Telegraph and Telephone Corporation (ADR)                                     342,760          49
    18,900    SBC Communications, Inc.                                                             487,053          70
     6,500    Telephone & Data Systems, Inc.                                                       500,175          72
    14,418    Verizon Communications, Inc.                                                         584,073          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,634,340         379
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.5%
     3,300    ALLETE, Inc.                                                                         121,275          17
    10,050    American States Water Company                                                        261,300          38
    11,200    KeySpan Corporation                                                                  441,840          64
    12,800    MDU Resources Group, Inc.                                                            341,504          49
    25,700    NiSource, Inc.                                                                       585,446          84
    12,300    Northwest Natural Gas Company                                                        415,002          60
    12,300    ONEOK, Inc.                                                                          349,566          50
     3,500    South Jersey Industries, Inc.                                                        183,960          26
    17,200    Southwest Gas Corporation                                                            436,880          63
    14,600    United Utilities PLC (ADR)                                                           358,576          52
    12,500    Vectren Corporation                                                                  335,000          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,830,349         551
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $47,167,200)                                                 63,547,815       9,149
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.9%
              Financials--1.7%
    16,100    Chubb Corporation, 7%, 2005 - Series "A"                                             484,610          70
     6,400    Lehman Brothers Holdings, Inc.,
                6.25%, 2007 - Series "GIS"                                                         174,400          25
     2,300    State Street Corporation, 6.75%, 2006                                                515,000          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,174,010         169
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.2%
     3,100    ALLTEL Corporation, 7.75%, 2005                                                      164,300          24
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,163,698)                                    1,338,310         193
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.6%
              Telecommunication Services--.3%
     7,500    Verizon South, Inc., 7%, 2041 - Series "F"                                          $198,750         $29
----------------------------------------------------------------------------------------------------------------------
              Utilities--.3%
     6,700    Entergy Louisiana, Inc., 7.6%, 2032                                                  179,091          26
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $353,493)                                                    377,841          55
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--2.9%
    $2,000M   Federal Home Loan Bank, 2.25%, 1/19/05
                (cost $1,997,749)                                                                1,997,749         287
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.7%
     1,200M   Procter & Gamble Co., 2.3%, 1/28/05
                (cost $1,197,928)+                                                               1,197,928         172
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $51,880,068)                                         98.6%     68,459,643       9,856
Other Assets, Less Liabilities                                                         1.4         997,766         144
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $69,457,409     $10,000
======================================================================================================================

* Non-income producing

+ Security exempt from registration under Section 4(2) of the Securities
  Act of 1933 (see Note 5).

  Summary of Abbreviations:
  ADR   American Depository Receipts
  REIT  Real Estate Investment Trust


See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                                     CASH                       FOCUSED
                                                                 BLUE CHIP     MANAGEMENT      DISCOVERY         EQUITY
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $136,003,385     $7,233,698    $97,222,077     $9,783,079
                                                              ============   ============   ============   ============
  At value (Note 1A)                                          $179,484,209     $7,233,698   $133,140,785    $10,935,878
Cash                                                             1,050,649        138,532        738,332         50,232
Receivables:
  Investment securities sold                                     1,198,566             --        166,773             --
  Interest and dividends                                           160,189         31,899         89,209         11,427
  Trust shares sold                                                 17,998             15         36,907            801
  Other assets                                                         141            644            578             --
                                                              ------------   ------------   ------------   ------------
Total Assets                                                   181,911,752      7,404,788    134,172,584     10,998,338
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                  492,874             --             --          4,898
  Trust shares redeemed                                            370,964         39,374        208,797         26,170
Accrued advisory fees                                              113,701          3,016         83,641          6,878
Accrued expenses                                                    23,030          4,393         19,830          3,956
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                1,000,569         46,783        312,268         41,902
                                                              ------------   ------------   ------------   ------------
Net Assets                                                    $180,911,183     $7,358,005   $133,860,316    $10,956,436
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $182,594,865     $7,358,005   $131,706,242    $12,134,061
Undistributed net investment income                              1,741,255             --             --        127,383
Accumulated net realized loss on investments                   (46,905,761)            --    (33,764,634)    (2,457,807)
Net unrealized appreciation of investments                      43,480,824             --     35,918,708      1,152,799
                                                              ------------   ------------   ------------   ------------
Total                                                         $180,911,183     $7,358,005   $133,860,316    $10,956,436
                                                              ============   ============   ============   ============
Shares of beneficial interest outstanding (Note 2)               8,965,466      7,358,005      5,457,389      1,313,734
                                                              ============   ============   ============   ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $20.18          $1.00         $24.53          $8.34
                                                              ============   ============   ============   ============





--------------------------------------------------------------------------------------------------------
                                                                GOVERNMENT         GROWTH     HIGH YIELD
--------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $20,696,271   $188,253,502    $68,408,740
                                                              ============   ============   ============
  At value (Note 1A)                                           $20,857,793   $239,276,269    $68,432,311
Cash                                                               221,274         50,730        249,666
Receivables:
  Investment securities sold                                       265,386        712,239             --
  Interest and dividends                                           125,003        181,537      1,385,437
  Trust shares sold                                                     13         34,644         27,881
  Other assets                                                          --            593            792
                                                              ------------   ------------   ------------
Total Assets                                                    21,469,469    240,256,012     70,096,087
                                                              ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                       --        800,054             --
  Trust shares redeemed                                              1,650        328,282         85,693
Accrued advisory fees                                               10,877        149,862         44,191
Accrued expenses                                                     5,688         25,876         17,032
                                                              ------------   ------------   ------------
Total Liabilities                                                   18,215      1,304,074        146,916
                                                              ------------   ------------   ------------
Net Assets                                                     $21,451,254   $238,951,938    $69,949,171
                                                              ============   ============   ============
Net Assets Consist of:
Capital paid in                                                $20,834,482   $189,366,585    $80,542,576
Undistributed net investment income                              1,077,167      1,767,255      4,952,102
Accumulated net realized loss on investments                      (621,917)    (3,204,669)   (15,569,078)
Net unrealized appreciation of investments                         161,522     51,022,767         23,571
                                                              ------------   ------------   ------------
Total                                                          $21,451,254   $238,951,938    $69,949,171
                                                              ============   ============   ============
Shares of beneficial interest outstanding (Note 2)               2,067,400      7,079,427      8,072,721
                                                              ============   ============   ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $10.38         $33.75          $8.66
                                                              ============   ============   ============

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                                                  TARGET         TARGET
                                                             INTERNATIONAL     INVESTMENT       MATURITY       MATURITY
                                                                SECURITIES          GRADE           2007           2010
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $81,159,930    $35,010,589    $21,545,117    $14,459,296
                                                              ============   ============   ============   ============
  At value (Note 1A)                                           $98,738,716    $36,897,109    $23,558,775    $16,555,120
Cash                                                                49,744        212,264         11,708        199,031
Receivables:
  Investment securities sold                                       361,180             --             --             --
  Interest and dividends                                           120,529        562,597             --             --
  Trust shares sold                                                 54,379         65,727             --         39,506
  Other assets                                                         132             --             --             --
                                                              ------------   ------------   ------------   ------------
Total Assets                                                    99,324,680     37,737,697     23,570,483     16,793,657
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                  288,347             --             --             --
  Trust shares redeemed                                             82,280            375        192,546         91,436
  Variation margin on futures contracts (Note 6)                       310             --             --             --
  Forward currency contracts (Note 6)                                  185             --             --             --
Accrued advisory fees                                               61,585         19,071         12,053          8,508
Accrued expenses                                                    14,454          6,214          5,769          4,982
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                  447,161         25,660        210,368        104,926
                                                              ------------   ------------   ------------   ------------
Net Assets                                                     $98,877,519    $37,712,037    $23,360,115    $16,688,731
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                                $86,784,142    $35,368,831    $19,569,246    $13,645,087
Undistributed net investment income                              1,003,039      1,698,483      1,308,002        785,754
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions           (6,652,464)    (1,241,797)       469,209        162,066
Net unrealized appreciation of investments,
  futures contracts and foreign currency transactions           17,742,802      1,886,520      2,013,658      2,095,824
                                                              ------------   ------------   ------------   ------------
Total                                                          $98,877,519    $37,712,037    $23,360,115    $16,688,731
                                                              ============   ============   ============   ============
Shares of beneficial interest outstanding (Note 2)               5,328,993      3,230,407      1,790,633      1,113,744
                                                              ============   ============   ============   ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $18.55         $11.67         $13.05         $14.98
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------
                                                                    TARGET
                                                                  MATURITY
                                                                      2015          VALUE
-----------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $14,997,519    $51,880,068
                                                              ============   ============
  At value (Note 1A)                                           $16,562,723    $68,459,643
Cash                                                               176,092        956,492
Receivables:
  Investment securities sold                                            --         36,378
  Interest and dividends                                                --        130,022
  Trust shares sold                                                 77,326         54,777
  Other assets                                                          --             --
                                                              ------------   ------------
Total Assets                                                    16,816,141     69,637,312
                                                              ------------   ------------
Liabilities
Payables:
  Trust shares redeemed                                            111,423        128,733
Accrued advisory fees                                                8,357         43,370
Accrued expenses                                                     7,598          7,800
                                                              ------------   ------------
Total Liabilities                                                  127,378        179,903
                                                              ------------   ------------
Net Assets                                                     $16,688,763    $69,457,409
                                                              ============   ============
Net Assets Consist of:
Capital paid in                                                $14,585,951    $70,507,777
Undistributed net investment income                                614,823      1,158,903
Accumulated net realized gain (loss) on investments                (77,215)   (18,788,846)
Net unrealized appreciation of investments                       1,565,204     16,579,575
                                                              ------------   ------------
Total                                                          $16,688,763    $69,457,409
                                                              ============   ============
Shares of beneficial interest outstanding (Note 2)               1,161,457      5,065,151
                                                              ============   ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $14.37         $13.71
                                                              ============   ============


See notes to financial statements



Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                                     CASH                       FOCUSED
                                                                 BLUE CHIP     MANAGEMENT      DISCOVERY         EQUITY
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                         $50,593       $112,934        $43,839         $2,106
  Dividends                                                      3,130,634(a)          --        753,768        224,225
                                                              ------------   ------------   ------------   ------------
Total income                                                     3,181,227        112,934        797,607        226,331
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                  1,316,245         60,903        916,337         77,857
  Professional fees                                                 24,724          8,945         27,506          8,838
  Custodian fees and expenses                                       38,639          7,086         29,412          1,149
  Reports and notices to shareholders                               26,011          3,686         15,264          6,909
  Registration fees                                                    805            805            805            805
  Trustees' fees                                                     6,449            307          3,730            378
  Other expenses                                                    35,702          3,008         24,959          3,234
                                                              ------------   ------------   ------------   ------------
Total expenses                                                   1,448,575         84,740      1,018,013         99,170
Less: Expenses waived                                                   --        (27,209)            --             --
  Expenses paid indirectly                                          (8,647)          (490)        (7,794)          (227)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                     1,439,928         57,041      1,010,219         98,943
                                                              ------------   ------------   ------------   ------------
Net investment income (loss)                                     1,741,299         55,893       (212,612)       127,388
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  (Note 3):
Net realized gain (loss) on investments                         10,838,283             --     10,066,821        313,132
Net unrealized appreciation (depreciation) of investments          (64,363)            --      5,410,823        166,745
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments                                  10,773,920             --     15,477,644        479,877
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations           $12,515,219        $55,893    $15,265,032       $607,265
                                                              ============   ============   ============   ============





--------------------------------------------------------------------------------------------------------

                                                                GOVERNMENT         GROWTH     HIGH YIELD
--------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                      $1,063,033        $40,288     $5,567,725
  Dividends                                                             --      3,576,747          6,823
                                                              ------------   ------------   ------------
Total income                                                     1,063,033      3,617,035      5,574,548
                                                              ------------   ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                    167,511      1,678,268        497,973
  Professional fees                                                 10,850         31,698         16,944
  Custodian fees and expenses                                       10,806         57,647         13,996
  Reports and notices to shareholders                                4,116         30,413          9,918
  Registration fees                                                    805            805            805
  Trustees' fees                                                       830          8,171          2,421
  Other expenses                                                     7,605         44,527         21,179
                                                              ------------   ------------   ------------
Total expenses                                                     202,523      1,851,529        563,236
Less: Expenses waived                                              (33,502)            --             --
  Expenses paid indirectly                                          (1,481)        (1,758)        (5,091)
                                                              ------------   ------------   ------------
Net expenses                                                       167,540      1,849,771        558,145
                                                              ------------   ------------   ------------
Net investment income (loss)                                       895,493      1,767,264      5,016,403
                                                              ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  (Note 3):
Net realized gain (loss) on investments                            137,103     23,194,326       (702,609)
Net unrealized appreciation (depreciation) of investments         (249,244)    (1,571,340)     2,104,867
                                                              ------------   ------------   ------------
Net gain (loss) on investments                                    (112,141)    21,622,986      1,402,258
                                                              ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations              $783,352    $23,390,250     $6,418,661
                                                              ============   ============   ============
(a) Net of $2,016 foreign taxes withheld


See notes to financial statements



Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                                                  TARGET         TARGET
                                                             INTERNATIONAL     INVESTMENT       MATURITY       MATURITY
                                                                SECURITIES          GRADE           2007           2010
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                        $122,815     $2,143,936     $1,491,918       $909,396
  Dividends                                                      1,658,265(b)          --             --             --
                                                              ------------   ------------   ------------   ------------
Total income                                                     1,781,080      2,143,936      1,491,918        909,396
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                    679,613        279,506        190,815        125,173
  Professional fees                                                 22,457         11,937         12,456         10,084
  Custodian fees and expenses                                      161,590          8,583          4,648          3,546
  Reports and notices to shareholders                               14,113          5,839          5,352          4,024
  Registration fees                                                    805            805            805            805
  Trustees' fees                                                     3,308          1,368            949            613
  Other expenses                                                    43,689         15,541          7,743          5,644
                                                              ------------   ------------   ------------   ------------
Total expenses                                                     925,575        323,579        222,768        149,889
Less: Expenses waived                                                   --        (55,901)       (38,163)       (25,035)
  Expenses indirectly                                                 (551)        (2,467)          (693)        (1,225)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                       925,024        265,211        183,912        123,629
                                                              ------------   ------------   ------------   ------------
Net investment income                                              856,056      1,878,725      1,308,006        785,767
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments,
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on investments,
  futures contracts and foreign currency transactions           11,272,138        259,112        490,890        166,404
Net unrealized appreciation (depreciation) of investments,
  futures contracts and foreign currency transactions              567,584       (673,498)    (1,504,575)      (318,129)
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments, futures contracts and
  foreign currency transactions                                 11,839,722       (414,386)    (1,013,685)      (151,725)
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations           $12,695,778     $1,464,339       $294,321       $634,042
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------
                                                                    TARGET
                                                                  MATURITY
                                                                      2015          VALUE
-----------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                        $719,331        $17,807
  Dividends                                                             --      1,655,091(c)
                                                              ------------   ------------
Total income                                                       719,331      1,672,898
                                                              ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                    106,156        463,664
  Professional fees                                                 10,442         15,946
  Custodian fees and expenses                                        1,531         13,346
  Reports and notices to shareholders                                3,615          9,664
  Registration fees                                                    805            805
  Trustees' fees                                                       505          2,233
  Other expenses                                                     4,245         13,121
                                                              ------------   ------------
Total expenses                                                     127,299        518,779
Less: Expenses waived                                              (21,231)            --
  Expenses indirectly                                               (1,565)        (4,817)
                                                              ------------   ------------
Net expenses                                                       104,503        513,962
                                                              ------------   ------------
Net investment income                                              614,828      1,158,936
                                                              ------------   ------------
Realized and Unrealized Gain (Loss) on Investments (Note 3):
Net realized gain (loss) on investments                            (26,960)     2,648,718
Net unrealized appreciation (depreciation) of investments          574,004      5,839,144
                                                              ------------   ------------
Net gain (loss) on investments                                     547,044      8,487,862
                                                              ------------   ------------
Net Increase in Net Assets Resulting from Operations            $1,161,872     $9,646,798
                                                              ============   ============
(b) Net of $135,563 foreign taxes withheld.
(c) Net of $5,186 foreign taxes withheld.


See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------------------------
                                                                      BLUE CHIP                    CASH MANAGEMENT
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                  $1,741,299     $1,124,281        $55,893        $65,126
  Net realized gain (loss) on investments                       10,838,283       (328,315)            --             --
  Net unrealized appreciation (depreciation) of investments        (64,363)    36,458,362             --             --
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations        12,515,219     37,254,328         55,893         65,126
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income                                         (1,124,257)    (1,058,840)       (55,893)       (65,126)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                      6,495,193      6,955,695      1,124,541      2,616,598
  Reinvestment of dividends                                      1,124,257      1,058,840         55,893         65,126
  Cost of shares redeemed                                      (16,709,475)   (13,580,549)    (3,462,880)    (6,706,415)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions       (9,090,025)    (5,566,014)    (2,282,446)    (4,024,691)
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                      2,300,937     30,629,474     (2,282,446)    (4,024,691)

Net Assets
  Beginning of year                                            178,610,246    147,980,772      9,640,451     13,665,142
                                                              ------------   ------------   ------------   ------------
  End of year+                                                $180,911,183   $178,610,246     $7,358,005     $9,640,451
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                $1,741,255     $1,124,213            $--            $--
                                                              ============   ============   ============   ============
*Trust Shares Issued and Redeemed
  Sold                                                             343,481        425,092      1,124,541      2,616,598
  Issued for dividends reinvested                                   58,191         74,097         55,893         65,126
  Redeemed                                                        (883,254)      (850,401)    (3,462,880)    (6,706,415)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding           (481,582)      (351,212)    (2,282,446)    (4,024,691)
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                      DISCOVERY                   FOCUSED EQUITY
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                   $(212,612)     $(348,008)      $127,388        $54,981
  Net realized gain (loss) on investments                       10,066,821      5,786,738        313,132       (166,220)
  Net unrealized appreciation (depreciation) of investments      5,410,823     28,809,508        166,745      2,170,169
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations        15,265,032     34,248,238        607,265      2,058,930
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income                                                 --             --        (54,970)        (9,919)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                      6,520,454      5,806,509      1,567,402      1,611,746
  Reinvestment of dividends                                             --             --         54,970          9,919
  Cost of shares redeemed                                       (9,756,825)    (7,338,632)    (1,192,873)      (624,075)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions       (3,236,371)    (1,532,123)       429,499        997,590
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                     12,028,661     32,716,115        981,794      3,046,601

Net Assets
  Beginning of year                                            121,831,655     89,115,540      9,974,642      6,928,041
                                                              ------------   ------------   ------------   ------------
  End of year+                                                $133,860,316   $121,831,655    $10,956,436     $9,974,642
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                       $--            $--       $127,383        $54,965
                                                              ============   ============   ============   ============
*Trust Shares Issued and Redeemed
  Sold                                                             297,928        326,384        198,923        237,078
  Issued for dividends reinvested                                       --             --          6,871          1,675
  Redeemed                                                        (442,827)      (428,224)      (152,226)       (93,475)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding           (144,899)      (101,840)        53,568        145,278
                                                              ============   ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------------------------
                                                                      GOVERNMENT                      GROWTH
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $895,493     $1,044,823     $1,767,264     $1,133,306
  Net realized gain (loss) on investments                          137,103        (74,411)    23,194,326     (2,026,643)
  Net unrealized appreciation (depreciation) of investments       (249,244)      (207,715)    (1,571,340)    50,940,938
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           783,352        762,697     23,390,250     50,047,601
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income                                         (1,273,369)    (1,075,096)    (1,133,241)      (880,061)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions
  Proceeds from shares sold                                      1,270,227      3,585,627     10,514,449      9,614,986
  Reinvestment of dividends                                      1,273,369      1,075,096      1,133,241        880,061
  Cost of shares redeemed                                       (4,767,073)    (5,260,556)   (16,659,347)   (14,237,360)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions       (2,223,477)      (599,833)    (5,011,657)    (3,742,313)
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                     (2,713,494)      (912,232)    17,245,352     45,425,227

Net Assets
  Beginning of year                                             24,164,748     25,076,980    221,706,586    176,281,359
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $21,451,254    $24,164,748   $238,951,938   $221,706,586
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                $1,077,167     $1,273,358     $1,767,255     $1,133,232
                                                              ============   ============   ============   ============
*Trust Shares Issued and Redeemed
  Sold                                                             123,718        341,342        338,150        364,057
  Issued for dividends reinvested                                  125,827        103,874         36,113         38,924
  Redeemed                                                        (464,551)      (503,373)      (534,700)      (560,944)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding           (215,006)       (58,157)      (160,437)      (157,963)
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                                                  INTERNATIONAL
                                                                      HIGH YIELD                    SECURITIES
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $5,016,403     $4,730,203       $856,056       $563,970
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions                             (702,609)    (4,705,646)    11,272,138      5,416,776
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions          2,104,867     13,112,637        567,584     16,292,719
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         6,418,661     13,137,194     12,695,778     22,273,465
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income                                         (4,775,010)    (4,616,701)    (1,067,417)      (750,556)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions
  Proceeds from shares sold                                      4,634,310      5,271,096      3,456,144      2,569,279
  Reinvestment of dividends                                      4,775,010      4,616,701      1,067,417        750,556
  Cost of shares redeemed                                       (5,262,498)    (3,817,083)    (7,012,252)    (7,580,280)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions        4,146,822      6,070,714     (2,488,691)    (4,260,445)
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                      5,790,473     14,591,207      9,139,670     17,262,464

Net Assets
  Beginning of year                                             64,158,698     49,567,491     89,737,849     72,475,385
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $69,949,171    $64,158,698    $98,877,519    $89,737,849
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                $4,952,102     $4,654,467     $1,003,039       $938,507
                                                              ============   ============   ============   ============
*Trust Shares Issued and Redeemed
  Sold                                                             559,779        690,503        208,735        188,474
  Issued for dividends reinvested                                  597,623        656,714         64,109         64,481
  Redeemed                                                        (636,250)      (493,683)      (420,968)      (573,700)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding            521,152        853,534       (148,124)      (320,745)
                                                              ============   ============   ============   ============


See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------------------------
                                                                    INVESTMENT GRADE            TARGET MATURITY 2007
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,878,725     $1,901,328     $1,308,006     $1,516,626
  Net realized gain (loss) on investments                          259,112       (492,139)       490,890        739,890
  Net unrealized appreciation (depreciation) of investments       (673,498)     1,518,921     (1,504,575)    (1,670,706)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         1,464,339      2,928,110        294,321        585,810
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income                                         (2,097,082)    (1,905,350)    (1,516,607)    (1,630,591)
  Net realized gains                                                    --             --       (726,748)      (305,141)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (2,097,082)    (1,905,350)    (2,243,355)    (1,935,732)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions*
  Proceeds from shares sold                                      4,069,314      5,031,355        428,006      1,052,395
  Reinvestment of distributions                                  2,097,082      1,905,350      2,243,355      1,935,732
  Cost of shares redeemed                                       (5,136,033)    (4,177,963)    (5,289,759)    (6,274,761)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions        1,030,363      2,758,742     (2,618,398)    (3,286,634)
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                        397,620      3,781,502     (4,567,432)    (4,636,556)

Net Assets
  Beginning of year                                             37,314,417     33,532,915     27,927,547     32,564,103
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $37,712,037    $37,314,417    $23,360,115    $27,927,547
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                $1,698,483     $1,846,729     $1,308,002     $1,516,603
                                                              ============   ============   ============   ============
*Trust Shares Issued and Redeemed
  Sold                                                             352,958        437,133         32,748         74,579
  Issued for distributions reinvested                              182,992        170,730        171,248        138,563
  Redeemed                                                        (448,492)      (363,285)      (398,760)      (445,468)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding             87,458        244,578       (194,764)      (232,326)
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                TARGET MATURITY 2010           TARGET MATURITY 2015
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $785,767       $783,715       $614,828       $462,649
  Net realized gain (loss) on investments                          166,404        138,703        (26,960)       (23,930)
  Net unrealized appreciation (depreciation) of investments       (318,129)      (426,731)       574,004       (104,801)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           634,042        495,687      1,161,872        333,918
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income                                           (783,712)      (748,880)      (462,639)      (288,490)
  Net realized gains                                               (65,459)            --             --             --
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (849,171)      (748,880)      (462,639)      (288,490)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions*
  Proceeds from shares sold                                      2,122,408      2,281,857      5,140,909      4,455,629
  Reinvestment of distributions                                    849,171        748,880        462,639        288,490
  Cost of shares redeemed                                       (2,667,229)    (3,680,701)    (1,903,241)    (1,622,433)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions          304,350       (649,964)     3,700,307      3,121,686
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                         89,221       (903,157)     4,399,540      3,167,114

Net Assets
  Beginning of year                                             16,599,510     17,502,667     12,289,223      9,122,109
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $16,688,731    $16,599,510    $16,688,763    $12,289,223
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                  $785,754       $783,699       $614,823       $462,634
                                                              ============   ============   ============   ============
*Trust Shares Issued and Redeemed
  Sold                                                             142,404        151,355        372,203        326,769
  Issued for distributions reinvested                               57,260         49,398         33,500         20,965
  Redeemed                                                        (179,464)      (242,847)      (138,793)      (118,710)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding             20,200        (42,094)       266,910        229,024
                                                              ============   ============   ============   ============


See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------
                                                                          VALUE
                                                              ---------------------------
Year Ended December 31                                                2004           2003
-----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,158,936     $1,064,836
  Net realized gain on investments                               2,648,718        940,386
  Net unrealized appreciation of investments                     5,839,144     10,312,762
                                                              ------------   ------------
    Net increase in net assets resulting from operations         9,646,798     12,317,984
                                                              ------------   ------------
Dividends to Shareholders
  Net investment income                                         (1,064,819)    (1,475,704)
                                                              ------------   ------------
Trust Share Transactions*
  Proceeds from shares sold                                      7,105,633      4,339,110
  Reinvestment of dividends                                      1,064,819      1,475,704
  Cost of shares redeemed                                       (4,993,061)    (3,906,194)
                                                              ------------   ------------
    Net increase from trust share transactions                   3,177,391      1,908,620
                                                              ------------   ------------
      Net increase in net assets                                11,759,370     12,750,900

Net Assets
  Beginning of year                                             57,698,039     44,947,139
                                                              ------------   ------------
  End of year+                                                 $69,457,409    $57,698,039
                                                              ============   ============
+Includes undistributed net investment income of                $1,158,903     $1,064,786
                                                              ============   ============
*Trust Shares Issued and Redeemed
  Sold                                                             564,764        420,367
  Issued for dividends                                              86,151        166,370
  Redeemed                                                        (398,270)      (390,632)
                                                              ------------   ------------
    Net increase in trust shares outstanding                       252,645        196,105
                                                              ============   ============


See notes to financial statements.


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


Notes to Financial Statements
December 31, 2004


1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, Target Maturity 2015, and Value Funds (each a "Fund"). Each Fund accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital without regard to dividend or interest income.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Life Series Fund's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At December 31, 2004, the High Yield Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of $180,602 representing .3% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2004, capital loss carryovers were as follows:

December 31, 2004



                                                                  Year Capital Loss Carryovers Expire
                                      -------------------------------------------------------------------------------------------
Fund                        Total            2007            2008            2009            2010            2011            2012
----                  -----------     -----------     -----------     -----------     -----------     -----------     -----------
Blue Chip             $42,858,020         $    --         $    --     $16,256,415     $22,469,579      $4,132,026         $    --
Discovery              33,643,433              --              --      18,119,077      15,524,356              --              --
Focused Equity          2,420,997              --         738,389         248,878       1,083,303         350,427              --
Government                598,049         140,904         133,450              --              --         272,546          51,149
Growth                  1,982,265              --              --              --              --       1,982,265              --
High Yield             15,569,078         566,369       1,503,018       3,751,289       4,221,351       4,736,272         790,779
International
Securities              6,511,971              --              --              --       6,511,971              --              --
Investment Grade        1,198,169              --         626,718          37,096          17,173         517,182              --
Target Maturity 2015       63,450              --           3,919          13,453           4,285          14,833          26,960
Value                  18,781,623              --              --       6,069,407      11,439,916       1,272,300              --

C. Foreign Currency Translations--The accounting records of the International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero-coupon bonds and stepbonds is accrued daily at the effective interest rate. For the year ended December 31, 2004, the Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $32,042 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2004, the Funds' expenses were reduced by $4,764 under these arrangements.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of no par value shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the year ended December 31, 2004, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, repurchase agreements, foreign currencies and short-term securities), were as follows:

December 31, 2004


                                                                        Long-Term US
                                        Securities                 Government Obligations
                              ----------------------------     -----------------------------
                                   Cost of        Proceeds          Cost of         Proceeds
Fund                             Purchases        of Sales        Purchases         of Sales
----                          ------------    ------------     ------------     ------------
Blue Chip                     $172,272,373    $180,324,054        $      --        $      --
Discovery                      111,184,991     115,911,139               --               --
Focused Equity                   5,622,510       5,090,058               --               --
Government                              --              --       12,749,612       15,222,963
Growth                         168,891,397     175,915,132               --               --
High Yield                      26,401,733      20,642,059               --               --
International Securities        94,986,246      97,175,756               --               --
Investment Grade                 4,537,873       4,834,650        1,685,921          667,904
Target Maturity 2007                    --              --               --        4,806,703
Target Maturity 2010                    --              --          722,343        1,427,692
Target Maturity 2015                    --              --        3,306,021          282,936
Value                           12,348,848      12,061,049               --               --

At December 31, 2004, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                                                         Net
                                                     Gross            Gross       Unrealized
                                 Aggregate      Unrealized       Unrealized     Appreciation
Fund                                  Cost    Appreciation     Depreciation    (Depreciation)
----                          ------------    ------------     ------------     ------------
Blue Chip                     $140,051,126     $41,238,436       $1,805,353      $39,433,083
Discovery                       97,343,278      38,004,884        2,207,377       35,797,507
Focused Equity                   9,819,889       1,320,324          204,335        1,115,989
Government                      20,696,271         205,989           44,467          161,522
Growth                         189,475,907      51,243,277        1,442,915       49,800,362
High Yield                      68,521,338       4,571,976        4,661,003         (89,027)
International Securities*       81,397,270      17,885,573          544,127       17,341,446
Investment Grade                35,475,769       1,812,805          391,465        1,421,340
Target Maturity 2007            21,566,782       1,991,993               --        1,991,993
Target Maturity 2010            14,459,824       2,095,296               --        2,095,296
Target Maturity 2015            15,011,285       1,555,195            3,757        1,551,438
Value                           51,887,291      16,777,019          204,667       16,572,352

* Aggregate Tax Cost includes PFIC income of $160,290.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser,

First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2004, total trustee fees accrued by the Funds amounted to $31,262.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 2004, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, FIMCO has voluntarily waived $15,028 in advisory fees on the Cash Management Fund to limit the Cash Management Fund's overall expense ratio to .70%. For the year ended December 31, 2004, total advisory fees accrued to FIMCO were $6,560,021 of which $186,013 was waived as noted above.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund, the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2004, the High Yield Fund held twenty-four 144A securities with an aggregate value of $13,789,275 representing 19.7% of the Fund's net assets, the Investment Grade Fund held eight 144A securities with an aggregate value of $2,354,256 representing 6.2% of the Fund's net assets. Cash Management Fund held three Section 4(2) securities with an aggregate value of $799,411 representing 10.9% of the Fund's net assets, and the Value Fund held one Section 4(2) security with an aggregate value of $1,197,928 representing 1.7% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Future Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize the foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are

December 31, 2004


"marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

The International Securities Fund had the following forward currency contracts outstanding at December 31, 2004:


                                                                            Unrealized
Contracts to Buy Foreign Currency     In Exchange for    Settlement Date    Gain (Loss)
---------------------------------     ---------------    ---------------    ----------
     8,980 British Pounds                    $ 17,199           1/4/2005         $  42
     8,301 British Pounds                      15,978           1/5/2005           (40)
                                             --------                       ----------
                                             $ 33,177                            $   2
                                             ========                       ----------


                                                                            Unrealized
Contracts to Sell Foreign Currency    In Exchange for    Settlement Date          Loss
----------------------------------    ---------------    ---------------    ----------
   108,759 Euro                              $147,644           1/3/2005         $(187)
                                             ========                       ----------

Net Unrealized Loss on Forward Currency Contract                                 $(185)
                                                                            ==========


The International Securities Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At December 31, 2004, U.S. Treasury Bills with a market value of $224,240 were pledged to cover margin requirements for futures contracts. Open futures contracts at December 31, 2004 were as follows:

                                                            Unrealized
                                                          Appreciation
Contracts/Delivery Month/Commitment                      (Depreciation)
-----------------------------------                       ------------
15 CAC 40 Index/March 2005/Buy                              $     (896)
 3 DAX 30 Index/March 2005/Buy                                   1,309
 3 IBEX PLUS/January 2005/Buy                                    6,132
 2 MIB 30/March 2005/Buy                                         4,209
25 S&P CAN 60/March 2005/Buy                                    43,279
 2 TSE Index/March 2005/Buy                                      9,418
                                                          ------------
Total Net Unrealized Appreciation on Futures Contracts         $63,451
                                                          ============

7. High Yield Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Tax Components of Capital and Distribution to Shareholders--The tax character of distributions declared for the years ended December 31, 2004 and 2003 were as follows:


                                  Distributions Declared in 2004:            Distributions Declared in 2003:
                              --------------------------------------     -------------------------------------
                                            Long-Term                                   Long-Term
                                Ordinary      Capital                      Ordinary       Capital
Fund                              Income         Gain          Total         Income          Gain         Total
----                          ----------    ----------    ----------     ----------    ----------    ----------
Blue Chip                     $1,124,257      $     --    $1,124,257     $1,058,840      $     --    $1,058,840
Cash Management                   55,893            --        55,893         65,126            --        65,126
Discovery                             --            --            --             --            --            --
Focused Equity                    54,970            --        54,970          9,919            --         9,919
Government                     1,273,369            --     1,273,369      1,075,096            --     1,075,096
Growth                         1,133,241            --     1,133,241        880,061            --       880,061
High Yield                     4,775,010            --     4,775,010      4,616,701            --     4,616,701
International Securities       1,067,417            --     1,067,417        750,556            --       750,556
Investment Grade               2,097,082            --     2,097,082      1,905,350            --     1,905,350
Target Maturity 2007           1,516,607       726,748     2,243,355      1,630,591       305,141     1,935,732
Target Maturity 2010             786,800        62,371       849,171        748,880            --       748,880
Target Maturity 2015             462,639            --       462,639        288,490            --       288,490
Value                          1,064,819            --     1,064,819      1,475,704            --     1,475,704

December 31, 2004


As of December 31, 2004, the components of distributable earnings (deficit) on a tax basis were as follows:

                                                                                                  Total
                           Undistributed    Accumulated         Capital      Unrealized   Distributable
                                Ordinary        Capital            Loss    Appreciation        Earnings
Fund                              Income          Gains       Carryover   (Depreciation)       (Deficit)
----                       -------------    -----------    ------------    ------------    ------------
Blue Chip                     $1,741,255       $     --    $(42,858,020)    $39,433,083    $ (1,683,682)
Discovery                             --             --     (33,643,433)     35,797,507       2,154,074
Focused Equity                   127,383             --      (2,420,997)      1,115,989      (1,177,625)
Government                     1,077,167             --        (621,916)*       161,521         616,772
Growth                         1,767,255             --      (1,982,265)     49,800,363      49,585,353
High Yield                     5,064,700             --     (15,569,078)        (89,027)    (10,593,405)
International Securities       1,261,151             --      (6,511,971)     17,344,197      12,093,377
Investment Grade               2,163,663             --      (1,241,797)*     1,421,340       2,343,206
Target Maturity 2007           1,308,002        490,873              --       1,991,994       3,790,869
Target Maturity 2010             785,755        162,594              --       2,095,295       3,043,644
Target Maturity 2015             614,823             --         (63,450)      1,551,439       2,102,812
Value                          1,158,903             --     (18,781,623)     16,572,352      (1,050,368)

* Includes post-October losses of $23,867 for Government Fund and $43,628 for Investment Grade Fund.

Differences between book distributable earnings and tax distributable earnings consist primarily of post-October losses, wash sales and amortization of bond premiums and discounts.

For the year ended December 31, 2004, the Discovery Fund reclassified a net operating loss of $212,612 to capital paid in to reflect a permanent difference between book and tax reporting. This reclassification had no effect on the net assets of the Fund.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2000            $32.14       $ .08         $(1.74)     $(1.66)      $ .12       $1.93          $2.05
2001             28.43         .08          (5.18)      (5.10)        .08        2.81           2.89
2002             20.44         .11          (5.36)      (5.25)        .09          --            .09
2003             15.10         .12           3.80        3.92         .11          --            .11
2004             18.91         .19           1.20        1.39         .12          --            .12
----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2000            $ 1.00       $.058             --      $ .058       $.058          --          $.058
2001              1.00        .037             --        .037        .037          --           .037
2002              1.00        .012             --        .012        .012          --           .012
2003              1.00        .005             --        .005        .005          --           .005
2004              1.00        .007             --        .007        .007          --           .007
----------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2000            $33.96       $(.02)        $  .57      $  .55          --       $4.01          $4.01
2001             30.50        (.07)         (6.22)      (6.29)         --        2.78           2.78
2002             21.43        (.08)         (5.73)      (5.81)         --          --             --
2003             15.62        (.06)          6.19        6.13          --          --             --
2004             21.75        (.04)          2.82        2.78          --          --             --
----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2000            $10.25       $ .02         $(1.14)     $(1.12)       $ --          --           $ --
2001              9.13         .02           (.47)       (.45)        .02          --            .02
2002              8.66         .01          (2.44)      (2.43)        .02          --            .02
2003              6.21         .04           1.68        1.72         .01          --            .01
2004              7.92         .10            .36         .46         .04          --            .04
----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2000            $ 9.92       $ .69         $  .29       $ .98       $ .68          --          $ .68
2001             10.22         .52            .36         .88         .65          --            .65
2002             10.45         .45            .33         .78         .52          --            .52
2003             10.71         .55           (.22)        .33         .45          --            .45
2004             10.59         .54           (.17)        .37         .58          --            .58
----------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
2000            $43.06       $ .01         $  .02      $  .03       $ .05       $3.24          $3.29
2001             39.80         .06          (5.11)      (5.05)        .02        4.02           4.04
2002             30.71         .12          (6.94)      (6.82)        .06          --            .06
2003             23.83         .16           6.75        6.91         .12          --            .12
2004             30.62         .25           3.04        3.29         .16          --            .16
----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                             Net
                  Value,               Net Assets             Investment                     Net  Portfolio
                  End of     Total  End of Period                 Income              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      (Loss)   Expenses       Income       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2000            $28.43     (5.75)%         $272         .79%        .26%        N/A         N/A         146%
2001             20.44    (19.27)           220         .81         .38         N/A         N/A         105
2002             15.10    (25.80)           148         .81         .58         N/A         N/A         138
2003             18.91     26.19            179         .83         .71         N/A         N/A          96
2004             20.18      7.37            181         .83         .99         N/A         N/A         100
-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2000            $ 1.00      5.92%           $ 9         .70%       5.76%        .89%       5.57%        N/A
2001              1.00      3.77             12         .70        3.59         .86        3.43         N/A
2002              1.00      1.22             14         .70        1.20         .98         .92         N/A
2003              1.00       .54             10         .70         .55         .95         .30         N/A
2004              1.00       .71              7         .70         .69        1.04         .35         N/A
-----------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2000            $30.50      (.22)%         $157         .81%       (.07)%       N/A         N/A         193%
2001             21.43    (21.12)           126         .83        (.33)        N/A         N/A         163
2002             15.62    (27.11)            89         .83        (.43)        N/A         N/A         130
2003             21.75     39.24            122         .85        (.35)        N/A         N/A         111
2004             24.53     12.78            134         .83        (.18)        N/A         N/A          93
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2000            $ 9.13    (10.93)%          $ 8         .81%        .30%        N/A         N/A         210%
2001              8.66     (4.90)             9         .91         .28         N/A         N/A         201
2002              6.21    (28.09)             7        1.04         .13         N/A         N/A         127
2003              7.92     27.73             10         .95         .67         N/A         N/A          43
2004              8.34      5.87             11         .96        1.23         N/A         N/A          50
-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2000            $10.22     10.54%          $ 11         .75%       6.80%        .90%       6.65%        131%
2001             10.45      8.98             17         .66        6.09         .81        5.94          52
2002             10.71      7.79             25         .78        5.39         .93        5.24         101
2003             10.59      3.18             24         .75        4.98         .90        4.83          83
2004             10.38      3.62             21         .76        4.81         .91        4.66          62
-----------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
2000            $39.80       .03%          $278         .80%        .03%        N/A         N/A          74%
2001             30.71    (13.36)           241         .81         .19         N/A         N/A          72
2002             23.83    (22.24)           176         .82         .43         N/A         N/A          69
2003             30.62     29.18            222         .83         .60         N/A         N/A          74
2004             33.75     10.77            239         .83         .79         N/A         N/A          76
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2000            $11.19       $1.08         $(1.72)     $ (.64)      $1.11          --          $1.11
2001 +            9.44         .89          (1.14)       (.25)       1.06          --           1.06
2002              8.13         .70           (.54)        .16         .89          --            .89
2003              7.40         .63           1.16        1.79         .69          --            .69
2004              8.50         .62            .17         .79         .63          --            .63
----------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
2000            $24.62       $ .11         $(2.68)     $(2.57)      $ .13       $2.18          $2.31
2001             19.74         .12          (2.95)      (2.83)        .24        1.26           1.50
2002             15.41         .08          (2.91)      (2.83)        .08          --            .08
2003             12.50         .10           3.91        4.01         .13          --            .13
2004             16.38         .09           2.28        2.37         .20          --            .20
----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2000            $10.97       $ .76         $  .22      $  .98       $ .71          --          $ .71
2001 +           11.24         .64            .21         .85         .73          --            .73
2002             11.36         .63            .22         .85         .64          --            .64
2003             11.57         .61            .34         .95         .65          --            .65
2004             11.87         .59           (.12)        .47         .67          --            .67
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2000            $11.94       $ .69         $ 1.17      $ 1.86       $ .68        $ --          $ .68
2001             13.12         .68            .31         .99         .68          --            .68
2002             13.43         .74           1.20        1.94         .69          --            .69
2003             14.68         .77           (.50)        .27         .74         .14            .88
2004             14.07         .77           (.61)        .16         .80         .38           1.18
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2000            $11.85         .64         $ 1.74      $ 2.38       $ .68        $ --          $ .68
2001             13.55         .65            .03         .68         .64          --            .64
2002             13.59         .65           1.82        2.47         .65          --            .65
2003             15.41         .72           (.28)        .44         .67          --            .67
2004             15.18         .72           (.13)        .59         .73         .06            .79
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2000            $ 9.51         .45         $ 1.92      $ 2.37        $.03          --            .03
2001             11.85         .47           (.36)       0.11         .39          --            .39
2002             11.57         .38           2.23        2.61         .47          --            .47
2003             13.71         .50           (.06)        .44         .41          --            .41
2004             13.74         .53            .61        1.14         .51          --            .51
----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2000            $ 9.44     (6.36)%         $ 55         .82%       9.97%        N/A         N/A          30%
2001 +            8.13     (3.47)            50         .83       10.12         N/A         N/A          32
2002              7.40      2.25             50         .86        9.34         N/A         N/A          13
2003              8.50     26.14             64         .85        8.34         N/A         N/A          30
2004              8.66      9.94             70         .85        7.55         N/A         N/A          33
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
2000            $19.74    (11.67)%         $119         .97%        .55%        N/A         N/A         132%
2001             15.41    (14.79)            97        1.03         .73         N/A         N/A         125
2002             12.50    (18.43)            72        1.09         .63         N/A         N/A         129
2003             16.38     32.52             90        1.08         .74         N/A         N/A         119
2004             18.55     14.58             99        1.02         .94         N/A         N/A         114
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2000            $11.24      9.51%          $ 21         .68%       6.87%        .83%       6.72%         25%
2001 +           11.36      7.86             28         .68        6.36         .83        6.21          13
2002             11.57      7.86             34         .74        6.02         .89        5.87          14
2003             11.87      8.60             37         .73        5.29         .88        5.14          14
2004             11.67      4.04             38         .72        5.03         .87        4.88          16
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2000            $13.12     16.44%          $ 29         .67%       5.77%        .82%       5.62%          9%
2001             13.43      7.76             32         .66        5.24         .81        5.09           3
2002             14.68     15.09             33         .73        5.02         .88        4.87           1
2003             14.07      1.90             28         .72        4.89         .87        4.74           0
2004             13.05      1.12             23         .73        5.14         .88        4.99           0
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2000            $13.55     21.06%          $ 11         .70%       5.72%        .85%       5.57%         15%
2001             13.59      5.15             14         .67        5.16         .82        5.01           2
2002             15.41     18.88             18         .78        4.82         .93        4.67           3
2003             15.18      2.84             17         .74        4.54         .89        4.39           1
2004             14.98      3.96             17         .75        4.70         .90        4.55           4
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2000            $11.85     25.01%          $  2         .72%       5.38%        .87%       5.23%         11%
2001             11.57      0.85              4         .67        5.21         .82        5.06          31
2002             13.71     23.36              9         .88        4.70        1.03        4.55           1
2003             13.74      3.24             12         .80        4.27         .95        4.12           3
2004             14.37      8.47             17         .75        4.34         .90        4.19           2
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
VALUE FUND++
----------
2000            $17.55       $ .29         $ (.29)     $   --       $ .30       $ .86          $1.16
2001             16.39         .27          (3.53)      (3.26)        .30         .12            .42
2002             12.71         .32          (3.02)      (2.70)        .27          --            .27
2003              9.74         .22           2.35        2.57         .32          --            .32
2004             11.99         .23           1.71        1.94         .22          --            .22
-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
VALUE FUND++
----------
2000            $16.39      (.59)%         $ 81         .76%       1.84%        .81%       1.79%         50%
2001             12.71    (20.29)            66         .82        1.88         N/A         N/A          50
2002              9.74    (21.60)            45         .97        2.72         N/A         N/A          71
2003             11.99     27.59             58         .83        2.19         N/A         N/A          33
2004             13.71     16.39             69         .84        1.87         N/A         N/A          20
-----------------------------------------------------------------------------------------------------------

 * The effect of fees and charges incurred at the separate account level are not reflected in these performance figures

** Net of expenses waived or assumed by the investment adviser (Note 4)

 + Prior to January 1, 2001, the High Yield Fund and Investment Grade
   Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the total net assets of the Funds.

++ Prior to December 31, 2002, known as Utilities Income Fund



See notes to financial statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund, as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First Investors Life Series Fund, as of December 31, 2004, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                      Tait, Weller & Baker

Philadelphia, Pennsylvania
February 1, 2005

This page intentionally left blank.


FIRST INVESTORS LIFE SERIES FUND
Trustees and Officers*

                                                Position(s)
                                                Held with           Principal             Number of        Other
                                                Funds and           Occupation(s)         Portfolios in    Trusteeships
Name, Year of Birth                             Length of           During Past           Fund Complex     Directorships
and Address                                     Service             5 Years               Overseen         Held
-----------                                     -------             -------               --------         ----

                                                DISINTERESTED TRUSTEES

Robert M. Grohol  1932                          Trustee             None/Retired          49               None
c/o First Investors                             since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922                               Trustee             None/Retired          49               None
c/o First Investors                             since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   1921                       Trustee             None/Retired          49               None
c/o First Investors                             since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932                          Trustee             Owner                 49               None
c/o First Investors                             since 1/19/95       Hampton
Management Company, Inc.                                            Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929                       Trustee             None/Retired          49               None
c/o First Investors                             since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005





                                                Position(s)
                                                Held with           Principal             Number of        Other
                                                Funds and           Occupation(s)         Portfolios in    Trusteeships
Name, Year of Birth                             Length of           During Past           Fund Complex     Directorships
and Address                                     Service             5 Years               Overseen         Held
-----------                                     -------             -------               --------         ----

                                                INTERESTED TRUSTEES**

Glenn O. Head  1925                             Trustee             Chairman of           49               None
c/o First Investors                             since 1968 +        First Investors
Management Company, Inc.                                            Corporation,
95 Wall Street                                                      First Investors
New York, NY 10005                                                  Consolidated
                                                                    Corporation,
                                                                    First Investors
                                                                    Management
                                                                    Company, Inc.,
                                                                    and Administrative
                                                                    Data Management
                                                                    Corp., and officer
                                                                    of other affiliated
                                                                    companies***

Kathryn S. Head  1955                           Trustee             Officer and           49               None
c/o First Investors                             since 3/17/94       Director of
Management Company, Inc.                                            First Investors
581 Main Street                                 President           Corporation,
Woodbridge, NJ 07095                            since 11/15/01      First Investors
                                                                    Consolidated
                                                                    Corporation,
                                                                    First Investors
                                                                    Management
                                                                    Company, Inc.,
                                                                    Administrative
                                                                    Data Management
                                                                    Corp., First
                                                                    Investors
                                                                    Federal Savings
                                                                    Bank, School
                                                                    Financial
                                                                    Management
                                                                    Services, Inc.,
                                                                    and other affiliated
                                                                    companies***





FIRST INVESTORS LIFE SERIES FUND
Trustees and Officers* (continued)

                                                Position(s)
                                                Held with           Principal             Number of        Other
                                                Funds and           Occupation(s)         Portfolios in    Trusteeships
Name, Year of Birth                             Length of           During Past           Fund Complex     Directorships
and Address                                     Service             5 Years               Overseen         Held
-----------                                     -------             -------               --------         ----

                                                INTERESTED TRUSTEES** (continued)

John T. Sullivan  1932                          Trustee             Of Counsel            49               None
c/o First Investors                             since 9/20/79       Hawkins,
Management Company, Inc.                                            Delafield &
95 Wall Street                                                      Wood; Director
New York, NY 10005                                                  of First Investors
                                                                    Corporation,
                                                                    First Investors
                                                                    Consolidated
                                                                    Corporation,
                                                                    First Investors
                                                                    Management
                                                                    Company, Inc.,
                                                                    Administrative
                                                                    Data Management
                                                                    Corp., and
                                                                    other affiliated
                                                                    companies***

  * Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested trustees because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds.
    Ms. Head is the daughter of Mr. Head. Mr. Sullivan is an interested trustee because he is a director and Chairman of the Executive
    Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, School Financial Management Services, Inc.,
    First Investors Federal Savings Bank, First Investors Credit
    Corporation and First Investors Resources, Inc.

  + Mr. Head retired effective December 31, 2004.




                                                Position(s)
                                                Held with           Principal             Number of        Other
                                                Funds and           Occupation(s)         Portfolios in    Trusteeships
Name, Year of Birth                             Length of           During Past           Fund Complex     Directorships
and Address                                     Service             5 Years               Overseen         Held
-----------                                     -------             -------               --------         ----

                                                OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek  1957                         Treasurer           Treasurer             49               None
c/o First Investors                             since 1988          and Principal
Management Company, Inc.                                            Accounting Officer
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie  1947                           Chief Compliance    General Counsel       49               None
c/o First Investors                             Officer since       of First Investors
Management Company, Inc.                        8/19/04             Corporation and
95 Wall Street                                                      its affiliates
New York, NY 10005
                                                                    Trustee
                                                                    from 9/17/98
                                                                    to 8/18/04


FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(Focused Equity Fund, Growth Fund
and International Securities Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian
(International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Fund uses to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

As of the end of the period, December 31, 2004, the Registrant has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. See Item 12(a) below for a copy of the code of ethics.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2004      2003
						   ----	     ----
(a) Audit Fees				       $127,500	 $127,500

(b) Audit-Related Fees			       $      0	 $	0

(c) Tax Fees	  			       $ 32,500  $ 32,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees		     	       $      0	 $	0

(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to meet with the Funds' independent auditors, including
meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors; (ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(g)	to receive and consider (i) information and comments from
the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(h)	to consider the effect upon the Funds of any changes in
accounting principles or practices proposed by management or the auditors;

	(i)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;

	(j)	to receive reports from Fund management in connection with
the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds' internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds' internal control over financial reporting;

	(k)	to investigate improprieties or suspected improprieties in
the Funds' accounting or financial reporting brought to the attention of the Audit Committee;

	(l)	to receive and consider reports from attorneys, in
accordance with the "Up-the-Ladder" Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

	(m)	to report its activities to the full Board on a regular
basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

	(n)	to meet with the Treasurer of the Funds and, as necessary,
with internal auditors, if any, for the management company; and

	(o)	to perform such other functions and to have such powers as
may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2004 and 2003 were $35,000 and $35,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 Audit Committee Members -
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 10.  Submission of Matters to a Vote of Security Holders

The Nominating and Compensation Committee (the "Committee") of the Board of Directors/Trustees of the First Investors Family of Funds (the "Board") was established in November 2004. The Committee is comprised of all the Independent Directors/Trustees. The Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Directors/Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors/Trustees, and reviewing director/trustee compensation. When the Board has, or expects to have, vacancies, the Committee shall consider shareholder recommendations for nominations to fill such vacancies if such recommendations are submitted in writing and addressed to the Committee at the Funds' offices at: First Investors Funds, 95 Wall Street, New York, NY 10005.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR
	on September 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 8, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 8, 2005